UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:              Registrant is making a filing for 13 of its series, Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio. Each series had a May 31 fiscal year end.

Date of reporting period:              February 28, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 94.70%
Consumer Discretionary : 13.43%
Hotels, Restaurants & Leisure : 4.49%
Carnival Corporation	193,700	$7,682,142

McDonald’s Corporation	76,400	7,269,460
		14,951,602

Household Durables : 1.99%
NVR Incorporated †	5,560	6,627,520
Media : 4.47%
Omnicom Group Incorporated	108,600	8,218,848
Twenty-First Century Fox Incorporated	198,800	6,667,752
		14,886,600

Multiline Retail : 2.48%
Kohl’s Corporation	146,800	8,248,692

Consumer Staples : 12.61%
Beverages : 2.63%
Coca-Cola Enterprises Incorporated	106,700	5,023,436
Diageo plc ADR	29,600	3,721,016
		8,744,452

Food Products : 2.34%
Unilever NV ADR	197,100	7,797,276

Household Products : 4.62%
Colgate-Palmolive Company	75,000	4,712,250
Henkel AG & Company KGaA ADR	61,200	6,194,976
Procter & Gamble Company	57,000	4,483,620
		15,390,846

Personal Products : 1.02%
Avon Products Incorporated	219,700	3,398,759

Tobacco : 2.00%
Philip Morris International	82,200	6,650,802

Energy : 6.27%
Oil, Gas & Consumable Fuels : 6.27%
Chevron Corporation	42,300	4,878,459
Devon Energy Corporation	123,000	7,923,660
Exxon Mobil Corporation	63,700	6,132,399
World Fuel Service Corporation	42,700	1,922,354
		20,856,872

Financials : 23.29%
Banks : 2.11%
PNC Financial Services Group Incorporated	86,000	7,033,080

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage C&B Large Cap Value Portfolio

Security name	Shares	Value
Capital Markets : 4.68%
Charles Schwab Corporation	208,800	$5,535,288
State Street Corporation	153,100	10,054,077
		15,589,365

Consumer Finance : 2.37%
American Express Company	86,400	7,886,592

Diversified Financial Services : 6.72%
Bank of America Corporation	334,100	5,522,673
Berkshire Hathaway Incorporated Class B †	55,800	6,460,524
JPMorgan Chase & Company	183,000	10,398,060
		22,381,257

Insurance : 7.41%
Axis Capital Holdings Limited	128,150	5,634,756
RenaissanceRe Holdings Limited	75,800	7,239,658
The Progressive Corporation	278,600	6,822,914
Willis Group Holdings plc	120,300	4,951,548
		24,648,876

Health Care : 12.33%
Health Care Equipment & Supplies : 3.66%
Baxter International Incorporated	113,500	7,888,250
Becton Dickinson & Company	37,400	4,309,228
		12,197,478

Health Care Providers & Services : 6.25%
Cardinal Health Incorporated	111,000	7,939,830
Quest Diagnostics Incorporated «	124,000	6,572,000
UnitedHealth Group Incorporated	81,400	6,289,778
		20,801,608

Pharmaceuticals : 2.42%
Johnson & Johnson	87,400	8,051,288

Industrials : 9.98%
Air Freight & Logistics : 1.84%
United Parcel Service Incorporated Class B	64,100	6,138,857

Commercial Services & Supplies : 2.15%
Cintas Corporation	117,800	7,145,748

Industrial Conglomerates : 2.77%
3M Company	68,600	9,242,478

Machinery : 3.22%
Illinois Tool Works Incorporated	69,300	5,717,250
Parker Hannifin Corporation	41,400	4,990,770
		10,708,020

Information Technology : 9.06%
Communications Equipment : 1.64%
QUALCOMM Incorporated	72,500	5,458,525

2

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name			Shares	Value
IT Services : 4.42%
Fiserv Incorporated †			127,700	$7,412,985
Western Union Company			436,100	7,295,953
				14,708,938

Semiconductors & Semiconductor Equipment : 1.48%
Lam Research Corporation †			95,600	4,945,388

Software : 1.52%
Microsoft Corporation			132,000	5,056,920

Materials : 7.73%
Containers & Packaging : 7.73%
Ball Corporation			155,300	8,628,468
Crown Holdings Incorporated †			217,800	9,805,356
Rock-Tenn Company Class A			65,400	7,299,948
				25,733,772

Total Common Stocks (Cost $218,489,660)				315,281,611

		Dividend yield
Preferred Stocks : 0.45%
Consumer Staples : 0.45%
Household Products : 0.45%
Henkel AG & Company KGaA ADR		1.09%	13,600	1,518,666

Total Preferred Stocks (Cost $597,017)				1,518,666

		Yield
Short-Term Investments : 5.66%
Investment Companies : 5.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	15,716,294	15,716,294
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.09	3,132,000	3,132,000
Total Short-Term Investments (Cost $18,848,294)				18,848,294

Total investments in securities (Cost $237,934,971)*	100.81%			335,648,571
Other assets and liabilities, net	(0.81)			(2,712,976)

Total net assets	100.00%			$332,935,595

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $247,331,439 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$98,857,546
Gross unrealized depreciation	(10,540,414)

Net unrealized appreciation	$88,317,132

3

Wells Fargo Advantage C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$309,086,635	$6,194,976	$0	$315,281,611
Preferred stocks	0	1,518,666	0	1,518,666
Short-term investments
Investment companies	15,716,294	3,132,000	0	18,848,294

	$324,802,929	$10,845,642	$0	$335,648,571

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.55%
Consumer Discretionary : 21.77%
Auto Components : 0.91%
BorgWarner Incorporated	1,960	$120,442
Delphi Automotive plc	18,020	1,199,591
		1,320,033

Distributors : 0.34%
LKQ Corporation †	17,520	488,633

Hotels, Restaurants & Leisure : 3.91%
Chipotle Mexican Grill Incorporated †	2,800	1,582,588
Hilton Worldwide Holdings Incorporated †	5,688	127,184
Marriott International Incorporated Class A	11,430	619,849
Starbucks Corporation	35,321	2,506,378
Wynn Resorts Limited	3,580	868,114
		5,704,113

Household Durables : 0.54%
Mohawk Industries Incorporated †	5,550	785,492

Internet & Catalog Retail : 5.36%
Amazon.com Incorporated †	10,360	3,751,356
Netflix Incorporated †	2,260	1,007,124
priceline.com Incorporated †	2,270	3,061,867
		7,820,347

Media : 2.93%
CBS Corporation Class B	11,860	795,569
Liberty Global plc Class C †	16,650	1,409,589
Twenty-First Century Fox Incorporated	37,320	1,251,713
Walt Disney Company	10,150	820,222
		4,277,093

Multiline Retail : 2.21%
Dollar General Corporation †	2,650	158,735
Dollar Tree Incorporated †	42,810	2,344,704
Nordstrom Incorporated	11,730	721,160
		3,224,599

Specialty Retail : 3.35%
Cabela’s Incorporated †	6,680	443,018
CarMax Incorporated †	33,540	1,624,342
O’Reilly Automotive Incorporated †	4,600	693,910
TJX Companies Incorporated	19,690	1,210,147
Tractor Supply Company	11,800	832,608
Ulta Salon, Cosmetics & Fragrance Incorporated †	870	78,030
		4,882,055

Textiles, Apparel & Luxury Goods : 2.22%
Michael Kors Holdings Limited †	8,585	841,588
Nike Incorporated Class B	13,260	1,038,258
Under Armour Incorporated Class A †	5,950	673,243
VF Corporation	11,750	688,433
		3,241,522

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Consumer Staples : 5.12%
Beverages : 1.20%
Constellation Brands Incorporated Class A †	21,670	$1,755,920

Food & Staples Retailing : 3.35%
Costco Wholesale Corporation	13,070	1,526,576
Sprouts Farmers Market Incorporated †	5,929	231,350
Walgreen Company	11,070	752,207
Whole Foods Market Incorporated	44,010	2,378,741
		4,888,874

Household Products : 0.21%
Colgate-Palmolive Company	4,810	302,212

Personal Products : 0.36%
Estee Lauder Companies Incorporated Class A	7,530	518,365

Energy : 4.33%
Energy Equipment & Services : 0.74%
National Oilwell Varco Incorporated	5,565	428,728
Schlumberger Limited	7,010	651,930
		1,080,658

Oil, Gas & Consumable Fuels : 3.59%
Antero Resources Corporation †	3,741	225,732
Concho Resources Incorporated †	13,120	1,589,226
Continental Resources Incorporated †«	2,340	279,677
EOG Resources Incorporated	390	73,874
Pioneer Natural Resources Company	15,230	3,063,971
		5,232,480

Financials : 7.31%
Capital Markets : 2.30%
Affiliated Managers Group Incorporated †	4,290	806,735
Ameriprise Financial Incorporated	4,850	528,602
Northern Trust Corporation	5,000	309,250
TD Ameritrade Holding Corporation	50,900	1,701,587
		3,346,174

Consumer Finance : 2.80%
American Express Company	30,760	2,807,773
Discover Financial Services	22,330	1,281,295
		4,089,068

Diversified Financial Services : 1.35%
CME Group Incorporated	4,200	310,044
IntercontinentalExchange Group Incorporated	7,950	1,660,278
		1,970,322

Insurance : 0.72%
Aon plc	12,210	1,045,176

REITs : 0.14%
American Tower Corporation	2,520	205,304

2

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Health Care : 17.41%
Biotechnology : 10.14%
Alexion Pharmaceuticals Incorporated †	21,530	$3,806,504
Biogen Idec Incorporated †	7,640	2,602,795
BioMarin Pharmaceutical Incorporated †	4,570	370,170
Celgene Corporation †	15,750	2,531,813
Gilead Sciences Incorporated †	41,695	3,451,929
Medivation Incorporated †	1,840	132,314
Quintiles Transnational Holdings Incorporated †	7,373	399,248
Regeneron Pharmaceuticals Incorporated †	3,640	1,210,300
Vertex Pharmaceuticals Incorporated †	3,380	273,307
		14,778,380

Health Care Equipment & Supplies : 1.38%
Boston Scientific Corporation †	65,020	851,762
Covidien plc	16,200	1,165,590
		2,017,352

Health Care Providers & Services : 1.85%
AmerisourceBergen Corporation	14,533	986,064
Catamaran Corporation †	20,200	910,616
Envision Healthcare Holdings Incorporated †	4,202	141,439
Express Scripts Holding Company †	8,780	661,222
		2,699,341

Health Care Technology : 0.95%
Cerner Corporation †	22,490	1,380,211

Life Sciences Tools & Services : 0.34%
Mettler-Toledo International Incorporated †	2,020	496,435

Pharmaceuticals : 2.75%
Actavis plc †	3,890	858,990
Allergan Incorporated	1,400	177,800
Bristol-Myers Squibb Company	8,670	466,186
Mallinckrodt plc †	1,292	87,455
Merck & Company Incorporated	10,030	571,610
Mylan Laboratories Incorporated †	2,420	134,479
Perrigo Company plc	8,750	1,438,850
Shire plc ADR	1,650	272,498
		4,007,868

Industrials : 11.24%
Aerospace & Defense : 3.23%
Precision Castparts Corporation	8,963	2,311,378
The Boeing Company	7,520	969,478
United Technologies Corporation	12,220	1,429,984
		4,710,840

Air Freight & Logistics : 0.62%
United Parcel Service Incorporated Class B	9,440	904,069

Airlines : 1.03%
Delta Air Lines Incorporated	38,360	1,273,936
Southwest Airlines Company	9,950	223,278
		1,497,214

3

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Building Products : 0.20%
Fortune Brands Home & Security Incorporated	6,220	$290,723

Commercial Services & Supplies : 0.12%
Tyco International Limited	4,190	176,734

Electrical Equipment : 0.58%
Eaton Corporation plc	11,270	841,982

Industrial Conglomerates : 0.76%
Danaher Corporation	14,470	1,106,810

Machinery : 1.01%
Cummins Incorporated	5,720	834,662
Flowserve Corporation	6,130	497,817
Pentair Limited	1,650	133,337
		1,465,816

Professional Services : 0.28%
Verisk Analytics Incorporated Class A †	6,490	413,510

Road & Rail : 2.78%
CSX Corporation	17,920	496,563
Genesee & Wyoming Incorporated Class A †	2,620	259,170
J.B. Hunt Transport Services Incorporated	1,180	84,807
Kansas City Southern	6,790	637,717
Norfolk Southern Corporation	10,180	935,644
Union Pacific Corporation	9,130	1,646,869
		4,060,770

Trading Companies & Distributors : 0.63%
W.W. Grainger Incorporated	3,620	923,172

Information Technology : 26.99%
Communications Equipment : 1.36%
F5 Networks Incorporated †	2,810	315,675
QUALCOMM Incorporated	22,121	1,665,490
		1,981,165

Electronic Equipment, Instruments & Components : 0.04%
Trimble Navigation Limited †	1,450	55,318

Internet Software & Services : 10.93%
Akamai Technologies Incorporated †	6,830	417,518
Baidu Incorporated ADR †	4,110	702,522
eBay Incorporated †	30,600	1,798,362
Facebook Incorporated Class A †	49,390	3,381,239
Google Incorporated Class A †	6,054	7,359,545
LinkedIn Corporation Class A †	4,040	824,322
MercadoLibre Incorporated «	2,630	273,993
Pandora Media Incorporated †	19,050	712,851
Rackspace Hosting Incorporated †	12,740	468,450
		15,938,802

IT Services : 6.96%
Accenture plc	8,960	746,816
Alliance Data Systems Corporation †	7,490	2,135,474
Cognizant Technology Solutions Corporation Class A †	15,030	1,564,022
MasterCard Incorporated Class A	24,920	1,936,782

4

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name			Shares	Value
IT Services (continued)
Vantiv Incorporated Class A †			25,400	$808,482
Visa Incorporated Class A			13,100	2,959,814
				10,151,390

Semiconductors & Semiconductor Equipment : 2.12%
ARM Holdings plc ADR			20,000	1,004,000
ASML Holding NV			4,386	377,810
Microchip Technology Incorporated			32,920	1,499,506
Xilinx Incorporated			4,020	209,844
				3,091,160

Software : 3.61%
Adobe Systems Incorporated †			13,900	953,679
NetSuite Incorporated †			2,940	338,365
Salesforce.com Incorporated †			40,374	2,518,126
ServiceNow Incorporated †			19,730	1,342,824
Splunk Incorporated †			1,260	116,865
				5,269,859

Technology Hardware, Storage & Peripherals : 1.97%
Apple Incorporated			5,451	2,868,534

Materials : 3.63%
Chemicals : 3.63%
Airgas Incorporated			2,880	310,464
Ecolab Incorporated			5,790	623,873
Monsanto Company			24,150	2,656,983
Praxair Incorporated			13,080	1,705,240
				5,296,560

Telecommunication Services : 0.75%
Wireless Telecommunication Services : 0.75%
SBA Communications Corporation Class A †			11,413	1,086,172

Total Common Stocks (Cost $93,510,896)				143,688,627

		Yield
Short-Term Investments : 1.52%
Investment Companies : 1.52%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	1,519,522	1,519,522
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.09	697,978	697,978
Total Short-Term Investments (Cost $2,217,500)				2,217,500

Total investments in securities (Cost $95,728,396)*	100.07%			145,906,127
Other assets and liabilities, net	(0.07)			(97,502)

Total net assets	100.00%			$145,808,625

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

5

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $95,984,192 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$50,305,111
Gross unrealized depreciation	(383,176)

Net unrealized appreciation	$49,921,935

6

Wells Fargo Advantage Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$143,688,627	$0	$0	$143,688,627
Short-term investments
Investment companies	1,519,522	697,978	0	2,217,500

	$145,208,149	$697,978	$0	$145,906,127

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Growth Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.90%
Consumer Discretionary : 14.40%
Diversified Consumer Services : 2.36%
Grand Canyon Education Incorporated †	286,200	$13,565,880
LifeLock Incorporated †	828,500	16,495,435
		30,061,315

Hotels, Restaurants & Leisure : 3.23%
Fiesta Restaurant Group Incorporated †	420,865	21,140,049
Multimedia Games Holding Company †	601,700	19,871,143
		41,011,192

Internet & Catalog Retail : 4.01%
HomeAway Incorporated †	463,545	21,262,809
RetailMeNot Incorporated †	207,007	8,646,682
Shutterfly Incorporated †	387,485	21,141,182
		51,050,673

Media : 1.85%
IMAX Corporation «†	877,010	23,460,018

Specialty Retail : 2.47%
DSW Incorporated Class A	547,500	21,067,800
Five Below Incorporated «†	268,797	10,359,436
		31,427,236

Textiles, Apparel & Luxury Goods : 0.48%
Oxford Industries Incorporated	77,700	6,080,802

Consumer Staples : 2.24%
Food & Staples Retailing : 1.32%
The Fresh Market Incorporated †	173,070	5,797,845
United Natural Foods Incorporated †	152,600	11,045,188
		16,843,033

Food Products : 0.92%
Annie’s Incorporated «†	312,900	11,727,492

Energy : 5.86%
Oil, Gas & Consumable Fuels : 5.86%
Athlon Energy Incorporated †	187,405	6,963,970
Bonanza Creek Energy Incorporated †	401,900	20,082,943
Diamondback Energy Incorporated †	335,457	21,579,949
Kodiak Oil & Gas Corporation †	518,100	6,118,761
Laredo Petroleum Holdings Incorporated «†	349,531	9,119,264
Oasis Petroleum Incorporated †	244,200	10,639,794
		74,504,681

Financials : 7.40%
Capital Markets : 2.47%
Financial Engines Incorporated	554,530	31,336,490

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Emerging Growth Portfolio

Security name	Shares	Value
Consumer Finance : 2.22%
Encore Capital Group Incorporated †	103,300	$5,022,446
Portfolio Recovery Associates Incorporated †	427,700	23,194,171
		28,216,617

Diversified Financial Services : 2.71%
MarketAxess Holdings Incorporated	584,551	34,511,891

Health Care : 26.76%
Biotechnology : 3.45%
Exact Sciences Corporation «†	344,753	4,636,928
Foundation Medicine Incorporated «†	175,600	6,256,628
Hyperion Therapeutics Incorporated «†	184,623	5,723,313
Ligand Pharmaceuticals Incorporated †	132,100	9,213,975
NPS Pharmaceuticals Incorporated †	515,500	18,032,190
		43,863,034

Health Care Equipment & Supplies : 10.65%
Align Technology Incorporated †	94,200	4,929,486
Cardiovascular Systems Incorporated †	419,658	14,688,030
Cynosure Incorporated Class A †	769,678	23,690,689
DexCom Incorporated †	703,570	31,731,007
Endologix Incorporated †	767,594	10,362,519
Novadaq Technologies Incorporated †	458,824	9,360,010
NxStage Medical Incorporated †	372,460	5,166,020
Spectranetics Corporation †	699,614	20,960,435
Tandem Diabetes Care Incorporated †	337,737	8,696,728
TearLab Corporation «†	52,137	419,703
Veracyte Incorporated †	337,325	5,400,573
		135,405,200

Health Care Providers & Services : 4.98%
Acadia Healthcare Company Incorporated †	630,300	31,162,032
ExamWorks Group Incorporated †	192,000	6,984,960
MWI Veterinary Supply Incorporated †	72,600	11,827,992
Team Health Holdings Incorporated †	295,000	13,280,900
		63,255,884

Health Care Technology : 2.77%
Medidata Solutions Incorporated †	549,600	35,229,360

Life Sciences Tools & Services : 1.44%
Cambrex Corporation †	278,400	5,587,488
ICON plc ADR †	272,800	12,777,952
		18,365,440

Pharmaceuticals : 3.47%
AcelRx Pharmaceuticals Incorporated «†	545,130	6,230,836
Akorn Incorporated †	924,435	23,868,912
Auxilium Pharmaceuticals Incorporated †	220,000	6,765,000
Lannett Company Incorporated †	168,700	7,235,543
		44,100,291

Industrials : 13.28%
Building Products : 0.19%
A.O. Smith Corporation	50,200	2,494,940

2

Wells Fargo Advantage Emerging Growth Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Electrical Equipment : 1.17%
Power Solutions International Incorporated †	109,899	$8,143,516
Powersecure International Incorporated †	296,400	6,737,172
		14,880,688

Machinery : 3.99%
Chart Industries Incorporated †	70,185	5,864,659
Proto Labs Incorporated †	183,155	14,267,775
The Middleby Corporation †	103,150	30,590,164
		50,722,598

Professional Services : 5.80%
Barrett Business Services Incorporated	90,600	6,342,000
Corporate Executive Board Company	319,046	23,858,260
On Assignment Incorporated †	865,013	29,756,447
Wageworks Incorporated †	232,850	13,773,078
		73,729,785

Road & Rail : 0.14%
Roadrunner Transportation Systems Incorporated †	73,800	1,735,038

Trading Companies & Distributors : 1.99%
DXP Enterprises Incorporated †	248,716	25,309,340

Information Technology : 28.96%
Electronic Equipment, Instruments & Components : 1.30%
Cognex Corporation †	162,500	6,119,750
Methode Electronics Incorporated	177,744	6,025,522
Universal Display Corporation «†	128,200	4,428,028
		16,573,300

Internet Software & Services : 9.08%
CoStar Group Incorporated †	34,920	7,020,317
DealerTrack Holdings Incorporated †	132,700	7,175,089
Demandware Incorporated †	246,400	18,507,104
Envestnet Incorporated †	656,192	27,455,073
OpenTable Incorporated †	132,500	10,558,925
SciQuest Incorporated †	390,618	11,531,043
SPS Commerce Incorporated †	489,332	33,176,710
		115,424,261

IT Services : 2.31%
InterXion Holding NV †	255,200	6,122,248
Maximus Incorporated	322,300	15,402,717
Wex Incorporated †	80,621	7,805,725
		29,330,690

Semiconductors & Semiconductor Equipment : 1.60%
Ambarella Incorporated «†	119,500	3,997,275
Cavium Incorporated †	138,200	5,822,366
Hittite Microwave Corporation	74,900	4,417,602
Veeco Instruments Incorporated †	154,700	6,118,385
		20,355,628

3

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Emerging Growth Portfolio

Security name			Shares	Value
Software : 14.67%
Aspen Technology Incorporated †			359,600	$16,883,220
Callidus Software Incorporated †			425,567	5,247,241
Ellie Mae Incorporated «†			289,500	8,974,500
Fleetmatics Group plc «†			469,020	17,330,289
Guidewire Software Incorporated †			303,601	16,276,050
Imperva Incorporated †			436,491	27,354,891
Infoblox Incorporated †			128,121	2,957,032
Proofpoint Incorporated †			637,500	26,424,375
PROS Holdings Incorporated †			458,922	15,809,863
Synchronoss Technologies Incorporated †			438,101	15,061,912
Tyler Technologies Incorporated †			185,125	17,361,023
Ultimate Software Group Incorporated †			98,170	16,296,217
Varonis Systems Incorporated †			24,630	541,860
				186,518,473

Total Common Stocks (Cost $805,941,128)				1,257,525,390

		Yield
Short-Term Investments : 6.45%
Investment Companies : 6.45%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	18,325,374	18,325,374
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.09	63,635,785	63,635,785

Total Short-Term Investments (Cost $81,961,159)				81,961,159

Total investments in securities (Cost $887,902,287)*	105.35%			1,339,486,549
Other assets and liabilities, net	(5.35)			(67,981,689)

Total net assets	100.00%			$1,271,504,860

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $888,956,057 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$456,132,060
Gross unrealized depreciation	(5,601,568)

Net unrealized appreciation	$450,530,492

4

Wells Fargo Advantage Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,257,525,390	$0	$0	$1,257,525,390
Short-term investments
Investment companies	18,325,374	63,635,785	0	81,961,159

	$1,275,850,764	$63,635,785	0	$1,339,486,549

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 99.10%
Consumer Discretionary : 12.38%
Auto Components : 0.44%
BorgWarner Incorporated	38,484	$2,364,842
Delphi Automotive plc	47,357	3,152,555
Johnson Controls Incorporated	115,846	5,722,792
The Goodyear Tire & Rubber Company	41,755	1,121,957
		12,362,146

Automobiles : 0.73%
Ford Motor Company	667,078	10,266,330
General Motors Company †	220,468	7,980,942
Harley-Davidson Incorporated	37,394	2,470,248
		20,717,520

Distributors : 0.08%
Genuine Parts Company	26,105	2,299,589

Diversified Consumer Services : 0.07%
Graham Holdings Company Class B	737	529,682
H&R Block Incorporated	46,214	1,462,211
		1,991,893

Hotels, Restaurants & Leisure : 1.69%
Carnival Corporation	74,078	2,937,933
Chipotle Mexican Grill Incorporated †	5,233	2,957,744
Darden Restaurants Incorporated	22,082	1,127,507
International Game Technology	42,094	635,198
Marriott International Incorporated Class A	37,993	2,060,360
McDonald’s Corporation	168,278	16,011,652
Starbucks Corporation	127,448	9,043,710
Starwood Hotels & Resorts Worldwide Incorporated	32,388	2,670,714
Wyndham Worldwide Corporation	22,037	1,606,057
Wynn Resorts Limited	13,660	3,312,413
Yum! Brands Incorporated	75,314	5,579,261
		47,942,549

Household Durables : 0.41%
D.R. Horton Incorporated	48,062	1,180,403
Garmin Limited «	20,800	1,116,128
Harman International Industries Incorporated	11,424	1,196,436
Leggett & Platt Incorporated	23,881	765,386
Lennar Corporation	29,730	1,304,552
Mohawk Industries Incorporated †	10,317	1,460,165
Newell Rubbermaid Incorporated	48,571	1,559,615
Pulte Homes Incorporated	58,304	1,223,801
Whirlpool Corporation	13,275	1,919,963
		11,726,449

Internet & Catalog Retail : 1.48%
Amazon.com Incorporated †	62,703	22,704,756
Expedia Incorporated	17,416	1,367,678
Netflix Incorporated †	10,022	4,466,104
priceline.com Incorporated †	8,697	11,730,861
TripAdvisor Incorporated †	18,740	1,878,498
		42,147,897

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Leisure Products : 0.11%
Hasbro Incorporated	19,530	$1,077,275
Mattel Incorporated	57,236	2,135,475
		3,212,750

Media : 3.68%
Cablevision Systems Corporation New York Group Class A	36,205	637,208
CBS Corporation Class B	94,382	6,331,145
Comcast Corporation Class A	440,721	22,780,868
DIRECTV Group Incorporated †	82,642	6,413,019
Discovery Communications Incorporated Class A †	38,165	3,179,908
Gannett Company Incorporated	38,541	1,146,595
Interpublic Group of Companies Incorporated	70,394	1,247,382
News Corporation Class A †	84,189	1,543,184
Omnicom Group Incorporated	43,525	3,293,972
Scripps Networks Interactive Incorporated	18,528	1,505,215
The Walt Disney Company	276,386	22,334,753
Time Warner Cable Incorporated	47,673	6,690,906
Time Warner Incorporated	153,005	10,271,226
Twenty-First Century Fox Incorporated	331,871	11,130,953
Viacom Incorporated Class B	68,636	6,021,436
		104,527,770

Multiline Retail : 0.69%
Dollar General Corporation †	49,828	2,984,697
Dollar Tree Incorporated †	35,193	1,927,521
Family Dollar Stores Incorporated	16,351	1,070,991
Kohl’s Corporation	34,042	1,912,820
Macy’s Incorporated	62,317	3,605,662
Nordstrom Incorporated	24,198	1,487,693
Target Corporation	106,898	6,685,401
		19,674,785

Specialty Retail : 2.19%
AutoNation Incorporated †	10,918	574,724
AutoZone Incorporated †	5,755	3,098,722
Bed Bath & Beyond Incorporated †	36,317	2,463,019
Best Buy Company Incorporated	46,228	1,231,052
CarMax Incorporated †	37,772	1,829,298
GameStop Corporation Class A «	19,769	737,581
Gap Incorporated	44,799	1,959,956
Home Depot Incorporated	238,158	19,536,101
L Brands Incorporated	41,237	2,322,880
Lowe’s Companies Incorporated	176,869	8,848,756
O’Reilly Automotive Incorporated †	18,151	2,738,078
PetSmart Incorporated	17,543	1,176,434
Ross Stores Incorporated	36,645	2,667,756
Staples Incorporated	111,702	1,518,030
Tiffany & Company	18,624	1,736,688
TJX Companies Incorporated	120,277	7,392,224
Tractor Supply Company	23,607	1,665,710
Urban Outfitters Incorporated †	18,443	690,506
		62,187,515

Textiles, Apparel & Luxury Goods : 0.81%
Coach Incorporated	47,432	2,315,156
Fossil Group Incorporated †	8,309	954,787
Michael Kors Holdings Limited †	30,338	2,974,034
Nike Incorporated Class B	126,370	9,894,771
PVH Corporation	13,796	1,744,228
Ralph Lauren Corporation	10,084	1,624,331

2

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	59,571	$3,490,265
		22,997,572

Consumer Staples : 9.39%
Beverages : 2.08%
Beam Incorporated	27,578	2,287,871
Brown-Forman Corporation Class B	27,402	2,296,288
Coca-Cola Enterprises Incorporated	40,837	1,922,606
Constellation Brands Incorporated Class A †	28,178	2,283,263
Dr Pepper Snapple Group Incorporated	33,933	1,768,249
Molson Coors Brewing Company	26,740	1,519,634
Monster Beverage Corporation †	22,969	1,699,706
PepsiCo Incorporated	259,361	20,767,035
The Coca-Cola Company	642,261	24,534,370
		59,079,022

Food & Staples Retailing : 2.32%
Costco Wholesale Corporation	73,892	8,630,586
CVS Caremark Corporation	201,294	14,722,643
Kroger Company	88,012	3,691,223
Safeway Incorporated	41,739	1,563,126
Sysco Corporation	98,356	3,542,783
Wal-Mart Stores Incorporated	273,615	20,439,041
Walgreen Company	147,280	10,007,676
Whole Foods Market Incorporated	62,936	3,401,691
		65,998,769

Food Products : 1.52%
Archer Daniels Midland Company	111,275	4,517,765
Campbell Soup Company	30,367	1,315,195
ConAgra Foods Incorporated	71,348	2,026,283
General Mills Incorporated	107,266	5,366,518
Hormel Foods Corporation	22,764	1,080,152
JM Smucker Company	17,781	1,778,278
Kellogg Company	43,491	2,639,469
Kraft Foods Group Incorporated	100,773	5,569,724
McCormick & Company Incorporated	22,332	1,482,845
Mead Johnson Nutrition Company	34,159	2,785,666
Mondelez International Incorporated Class A	296,599	10,093,264
The Hersey Company	25,336	2,681,056
Tyson Foods Incorporated Class A	45,935	1,812,136
		43,148,351

Household Products : 1.92%
Clorox Company	21,824	1,904,799
Colgate-Palmolive Company	148,647	9,339,491
Kimberly-Clark Corporation	64,542	7,122,210
Procter & Gamble Company	459,704	36,160,317
		54,526,817

Personal Products : 0.14%
Avon Products Incorporated	73,358	1,134,848
Estee Lauder Companies Incorporated Class A	43,303	2,980,979
		4,115,827

3

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Tobacco : 1.41%
Altria Group Incorporated	338,240	$12,264,582
Lorillard Incorporated	62,297	3,056,291
Philip Morris International	270,956	21,923,050
Reynolds American Incorporated	53,013	2,694,651
		39,938,574

Energy : 9.95%
Energy Equipment & Services : 1.89%
Baker Hughes Incorporated	74,958	4,743,342
Cameron International Corporation †	40,228	2,577,006
Diamond Offshore Drilling Incorporated «	11,757	556,106
Ensco plc Class A ADR	39,504	2,080,281
FMC Technologies Incorporated †	40,012	2,010,203
Halliburton Company	143,451	8,176,707
Helmerich & Payne Incorporated	18,120	1,789,350
Nabors Industries Limited	43,928	1,011,223
National Oilwell Varco Incorporated	72,400	5,577,696
Noble Corporation plc	42,856	1,330,679
Rowan Companies plc †	21,011	700,927
Schlumberger Limited	222,722	20,713,146
Transocean Limited	57,324	2,430,538
		53,697,204

Oil, Gas & Consumable Fuels : 8.06%
Anadarko Petroleum Corporation	85,112	7,163,026
Apache Corporation	67,518	5,353,502
Cabot Oil & Gas Corporation	71,225	2,492,875
Chesapeake Energy Corporation	85,485	2,214,916
Chevron Corporation	325,245	37,510,506
ConocoPhillips Company	207,187	13,777,936
CONSOL Energy Incorporated	38,718	1,552,592
Denbury Resources Incorporated	62,014	1,014,549
Devon Energy Corporation	64,542	4,157,796
EOG Resources Incorporated	46,165	8,744,574
EQT Corporation	25,489	2,607,270
Exxon Mobil Corporation	738,798	71,124,083
Hess Corporation	48,105	3,849,843
Kinder Morgan Incorporated	113,868	3,626,696
Marathon Oil Corporation	117,814	3,946,769
Marathon Petroleum Corporation	50,909	4,276,356
Murphy Oil Corporation	29,725	1,764,773
Newfield Exploration Company †	23,021	648,962
Noble Energy Incorporated	60,760	4,177,858
Occidental Petroleum Corporation	136,320	13,157,606
ONEOK Incorporated	34,887	2,063,217
Peabody Energy Corporation	45,633	801,315
Phillips 66	101,393	7,590,280
Pioneer Natural Resources Company	24,120	4,852,462
QEP Resources Incorporated	30,320	877,158
Range Resources Corporation	27,638	2,378,250
Southwestern Energy Company †	59,309	2,451,834
Spectra Energy Corporation	113,316	4,224,420
Tesoro Corporation	22,465	1,145,940
The Williams Companies Incorporated	115,581	4,773,495
Valero Energy Corporation	91,250	4,378,175
WPX Energy Incorporated †	33,961	598,393
		229,297,427

4

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Financials : 15.88%
Banks : 6.00%
Bank of America Corporation	1,803,844	$29,817,541
Branch Banking & Trust Corporation	119,216	4,506,365
Citigroup Incorporated	512,937	24,944,126
Comerica Incorporated	30,934	1,490,400
Fifth Third Bancorp	149,304	3,239,150
Huntington Bancshares Incorporated	141,849	1,351,821
JPMorgan Chase & Company	635,750	36,123,315
KeyCorp	151,644	1,997,151
M&T Bank Corporation «	22,024	2,567,778
PNC Financial Services Group Incorporated	89,989	7,359,300
Regions Financial Corporation	232,970	2,478,801
SunTrust Banks Incorporated	90,525	3,410,982
US Bancorp	308,863	12,706,624
Wells Fargo & Company (l)	810,674	37,631,487
Zions Bancorporation	31,222	974,126
		170,598,967

Capital Markets : 2.09%
Ameriprise Financial Incorporated	32,901	3,585,880
Bank of New York Mellon Corporation	194,237	6,215,584
BlackRock Incorporated	21,488	6,550,402
Charles Schwab Corporation	196,228	5,202,004
E*TRADE Financial Corporation †	48,571	1,091,390
Franklin Resources Incorporated	68,279	3,635,857
Goldman Sachs Group Incorporated	71,284	11,865,222
Invesco Limited	74,967	2,571,368
Legg Mason Incorporated	17,953	825,120
Morgan Stanley	234,306	7,216,625
Northern Trust Corporation	37,992	2,349,805
State Street Corporation	74,243	4,875,538
T. Rowe Price Group Incorporated	44,124	3,581,545
		59,566,340

Consumer Finance : 0.98%
American Express Company	155,808	14,222,154
Capital One Financial Corporation	97,506	7,159,866
Discover Financial Services	81,008	4,648,239
SLM Corporation	73,780	1,766,293
		27,796,552

Diversified Financial Services : 1.82%
Berkshire Hathaway Incorporated Class B †	304,419	35,245,632
CME Group Incorporated	53,312	3,935,492
IntercontinentalExchange Group Incorporated	19,455	4,062,982
Leucadia National Corporation	53,019	1,481,351
McGraw-Hill Financial Incorporated	45,797	3,648,189
Moody’s Corporation	32,012	2,528,948
The NASDAQ OMX Group Incorporated	19,555	750,716
		51,653,310

Insurance : 2.82%
ACE Limited	57,511	5,628,602
AFLAC Incorporated	78,825	5,051,106
Allstate Corporation	76,923	4,173,842
American International Group Incorporated	249,001	12,392,780
Aon plc	50,913	4,358,153
Assurant Incorporated	12,298	807,118
Chubb Corporation	42,577	3,724,636

5

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Insurance (continued)
Cincinnati Financial Corporation	24,936	$1,169,000
Genworth Financial Incorporated †	83,589	1,298,973
Lincoln National Corporation	44,368	2,224,168
Loews Corporation	51,726	2,249,046
Marsh & McLennan Companies Incorporated	92,808	4,469,633
MetLife Incorporated	189,592	9,606,627
Principal Financial Group Incorporated	46,299	2,099,660
Prudential Financial Incorporated	78,302	6,622,783
The Hartford Financial Services Group Incorporated	75,610	2,660,716
The Progressive Corporation	93,353	2,286,215
The Travelers Companies Incorporated	61,571	5,162,113
Torchmark Corporation	15,292	1,185,283
Unum Group	44,167	1,536,128
XL Group plc	47,829	1,454,002
		80,160,584

Real Estate Management & Development : 0.05%
CBRE Group Incorporated †	47,078	1,315,830

REITs : 2.07%
American Tower Corporation	66,741	5,437,389
Apartment Investment & Management Company Class A	24,677	737,596
AvalonBay Communities Incorporated	20,573	2,653,300
Boston Properties Incorporated	25,855	2,906,878
Crown Castle International Corporation †	56,498	4,288,198
Equity Residential Company Limited	56,686	3,314,430
General Growth Properties Incorporated	90,918	2,002,014
HCP Incorporated	77,164	2,991,648
Health Care REIT Incorporated	48,820	2,867,687
Host Hotels & Resorts Incorporated	127,902	2,515,832
Kimco Realty Corporation	69,286	1,542,306
Plum Creek Timber Company	29,919	1,295,194
Prologis Incorporated	84,344	3,474,129
Public Storage Incorporated	24,444	4,131,036
Simon Property Group Incorporated	52,482	8,464,822
The Macerich Company	23,768	1,429,170
Ventas Incorporated	49,735	3,104,956
Vornado Realty Trust	29,419	2,832,756
Weyerhaeuser Company	98,555	2,908,358
		58,897,699

Thrifts & Mortgage Finance : 0.05%
Hudson City Bancorp Incorporated	80,429	764,076
People’s United Financial Incorporated	53,746	761,581
		1,525,657

Health Care : 13.53%
Biotechnology : 2.66%
Alexion Pharmaceuticals Incorporated †	33,160	5,862,688
Amgen Incorporated	127,537	15,817,139
Biogen Idec Incorporated †	39,948	13,609,485
Celgene Corporation †	69,689	11,202,507
Gilead Sciences Incorporated †	259,318	21,468,937
Regeneron Pharmaceuticals Incorporated †	13,283	4,416,598
Vertex Pharmaceuticals Incorporated †	39,533	3,196,638
		75,573,992

Health Care Equipment & Supplies : 2.08%
Abbott Laboratories	261,489	10,402,032

6

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Baxter International Incorporated	91,780	$6,378,710
Becton Dickinson & Company	32,825	3,782,097
Boston Scientific Corporation †	225,811	2,958,124
C.R. Bard Incorporated	13,173	1,899,020
CareFusion Corporation †	35,741	1,448,583
Covidien plc	77,794	5,597,278
DENTSPLY International Incorporated	24,125	1,094,793
Edwards Lifesciences Corporation †	18,503	1,290,769
Intuitive Surgical Incorporated †	6,437	2,863,371
Medtronic Incorporated	168,840	10,005,458
St. Jude Medical Incorporated	49,351	3,322,309
Stryker Corporation	49,918	4,005,420
Varian Medical Systems Incorporated †	17,879	1,498,797
Zimmer Holdings Incorporated	28,916	2,713,477
		59,260,238

Health Care Providers & Services : 2.07%
Aetna Incorporated	62,151	4,518,999
AmerisourceBergen Corporation	38,903	2,639,569
Cardinal Health Incorporated	57,750	4,130,858
CIGNA Corporation	46,746	3,720,514
DaVita HealthCare Partners Incorporated †	29,856	2,052,003
Express Scripts Holding Company †	136,276	10,262,946
Humana Incorporated	26,368	2,965,345
Laboratory Corporation of America Holdings †	14,781	1,382,615
McKesson Corporation	38,848	6,878,038
Patterson Companies Incorporated	14,100	580,356
Quest Diagnostics Incorporated	24,594	1,303,482
Tenet Healthcare Corporation †	16,781	740,378
UnitedHealth Group Incorporated	170,262	13,156,145
WellPoint Incorporated	49,961	4,525,967
		58,857,215

Health Care Technology : 0.11%
Cerner Corporation †	49,925	3,063,897

Life Sciences Tools & Services : 0.49%
Agilent Technologies Incorporated	55,943	3,184,835
PerkinElmer Incorporated	19,008	861,443
Thermo Fisher Scientific Incorporated	67,016	8,346,173
Waters Corporation †	14,397	1,603,826
		13,996,277

Pharmaceuticals : 6.12%
Abbvie Incorporated	269,045	13,697,081
Actavis plc †	29,435	6,499,837
Allergan Incorporated	50,256	6,382,512
Bristol-Myers Squibb Company	278,461	14,972,848
Eli Lilly & Company	167,673	9,994,988
Forest Laboratories Incorporated †	40,095	3,912,069
Hospira Incorporated †	28,053	1,214,134
Johnson & Johnson	477,158	43,955,795
Merck & Company Incorporated	494,153	28,161,779
Mylan Laboratories Incorporated †	64,748	3,598,046
Perrigo Company plc	22,502	3,700,229
Pfizer Incorporated	1,096,071	35,194,840
Zoetis Incorporated	84,561	2,623,082
		173,907,240

7

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Industrials : 10.60%
Aerospace & Defense : 2.80%
Boeing Company	116,918	$15,073,069
General Dynamics Corporation	56,585	6,198,321
Honeywell International Incorporated	132,703	12,532,471
L-3 Communications Holdings Incorporated	14,988	1,729,615
Lockheed Martin Corporation	45,503	7,385,137
Northrop Grumman Corporation	37,543	4,543,829
Precision Castparts Corporation	24,566	6,335,080
Raytheon Company	54,029	5,289,979
Rockwell Collins Incorporated	22,851	1,886,122
Textron Incorporated	47,548	1,887,656
United Technologies Corporation	142,766	16,706,477
		79,567,756

Air Freight & Logistics : 0.74%
C.H. Robinson Worldwide Incorporated	25,644	1,329,898
Expeditors International of Washington Incorporated	34,767	1,373,644
FedEx Corporation	50,337	6,711,432
United Parcel Service Incorporated Class B	120,891	11,577,731
		20,992,705

Airlines : 0.26%
Delta Air Lines Incorporated	144,689	4,805,122
Southwest Airlines Company	117,829	2,644,083
		7,449,205

Building Products : 0.08%
Allegion plc †	15,103	820,848
Masco Corporation	60,373	1,409,710
		2,230,558

Commercial Services & Supplies : 0.46%
Cintas Corporation	17,031	1,033,100
Iron Mountain Incorporated	28,781	782,843
Pitney Bowes Incorporated	34,161	869,397
Republic Services Incorporated	45,674	1,557,940
Stericycle Incorporated †	14,495	1,652,430
The ADT Corporation «	31,001	952,041
Tyco International Limited	78,691	3,319,186
Waste Management Incorporated	73,794	3,062,451
		13,229,388

Construction & Engineering : 0.17%
Fluor Corporation	27,626	2,146,264
Jacobs Engineering Group Incorporated †	22,275	1,350,979
Quanta Services Incorporated †	36,506	1,285,376
		4,782,619

Electrical Equipment : 0.74%
AMETEK Incorporated	41,393	2,203,763
Eaton Corporation plc	80,247	5,995,253
Emerson Electric Company	119,054	7,769,464
Rockwell Automation Incorporated	23,452	2,880,844
Roper Industries Incorporated	16,795	2,277,738
		21,127,062

8

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Industrial Conglomerates : 2.32%
3M Company	108,169	$14,573,609
Danaher Corporation	101,402	7,756,239
General Electric Company	1,711,037	43,580,112
		65,909,960

Machinery : 1.77%
Caterpillar Incorporated	107,620	10,435,911
Cummins Incorporated	29,469	4,300,116
Deere & Company	64,746	5,563,624
Dover Corporation	28,812	2,716,972
Flowserve Corporation	23,587	1,915,500
Illinois Tool Works Incorporated	69,056	5,697,120
Ingersoll-Rand plc	45,310	2,770,253
Joy Global Incorporated «	17,974	988,570
Paccar Incorporated	59,884	3,942,763
Pall Corporation	18,737	1,611,382
Parker Hannifin Corporation	25,239	3,042,561
Pentair Limited	33,711	2,724,186
Snap-On Incorporated	9,834	1,103,080
Stanley Black & Decker Incorporated	26,250	2,179,800
Xylem Incorporated	31,200	1,227,720
		50,219,558

Professional Services : 0.18%
Dun & Bradstreet Corporation	6,454	640,301
Equifax Incorporated	20,579	1,441,765
Nielsen Holdings NV	42,795	2,025,915
Robert Half International Incorporated	23,439	959,593
		5,067,574

Road & Rail : 0.91%
CSX Corporation	171,431	4,750,353
Kansas City Southern	18,638	1,750,481
Norfolk Southern Corporation	52,242	4,801,562
Ryder System Incorporated	8,894	669,896
Union Pacific Corporation	77,891	14,049,979
		26,022,271

Trading Companies & Distributors : 0.17%
Fastenal Company «	46,170	2,178,762
W.W. Grainger Incorporated	10,448	2,664,449
		4,843,211

Information Technology : 18.59%
Communications Equipment : 1.72%
Cisco Systems Incorporated	904,214	19,711,865
F5 Networks Incorporated †	13,125	1,474,463
Harris Corporation	18,074	1,334,223
Juniper Networks Incorporated †	85,406	2,283,756
Motorola Solutions Incorporated	38,940	2,577,828
QUALCOMM Incorporated	285,715	21,511,482
		48,893,617

Electronic Equipment, Instruments & Components : 0.44%
Amphenol Corporation Class A	26,768	2,356,119
Corning Incorporated	244,749	4,716,313

9

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
FLIR Systems Incorporated	23,957	$817,892
Jabil Circuit Incorporated	31,267	578,752
TE Connectivity Limited	69,402	4,065,569
		12,534,645

Internet Software & Services : 3.43%
Akamai Technologies Incorporated †	30,268	1,850,283
eBay Incorporated †	197,047	11,580,452
Facebook Incorporated Class A †	278,156	19,042,560
Google Incorporated Class A †	47,460	57,694,749
VeriSign Incorporated †	21,787	1,200,682
Yahoo! Incorporated †	159,552	6,169,876
		97,538,602

IT Services : 3.62%
Accenture plc	107,514	8,961,292
Alliance Data Systems Corporation †	8,238	2,348,736
Automatic Data Processing Incorporated	81,418	6,332,692
Cognizant Technology Solutions Corporation Class A †	51,158	5,323,501
Computer Sciences Corporation	24,896	1,573,427
Fidelity National Information Services Incorporated	49,236	2,738,014
Fiserv Incorporated †	43,622	2,532,257
International Business Machines Corporation	172,620	31,964,045
MasterCard Incorporated	175,080	13,607,218
Paychex Incorporated	54,968	2,295,464
Teradata Corporation †	27,634	1,268,953
Total System Services Incorporated	28,244	860,312
Visa Incorporated Class A	86,122	19,458,405
Western Union Company	93,396	1,562,515
Xerox Corporation	195,712	2,150,875
		102,977,706

Semiconductors & Semiconductor Equipment : 2.01%
Altera Corporation	54,309	1,971,960
Analog Devices Incorporated	52,604	2,673,335
Applied Materials Incorporated	203,650	3,861,204
Broadcom Corporation Class A	91,257	2,712,158
First Solar Incorporated †	11,940	681,416
Intel Corporation	840,690	20,815,484
KLA-Tencor Corporation	28,183	1,836,122
Lam Research Corporation †	27,464	1,420,713
Linear Technology Corporation	39,601	1,854,911
LSI Corporation	92,159	1,022,043
Microchip Technology Incorporated	33,548	1,528,111
Micron Technology Incorporated †	177,888	4,303,111
NVIDIA Corporation	97,852	1,798,520
Texas Instruments Incorporated	185,111	8,322,591
Xilinx Incorporated	45,377	2,368,679
		57,170,358

Software : 3.49%
Adobe Systems Incorporated †	78,622	5,394,255
Autodesk Incorporated †	38,153	2,001,506
CA Incorporated	54,950	1,840,825
Citrix Systems Incorporated †	31,523	1,892,956
Electronic Arts Incorporated †	52,279	1,494,657
Intuit Incorporated	48,174	3,764,798
Microsoft Corporation	1,284,736	49,218,236
Oracle Corporation	593,479	23,210,964
Red Hat Incorporated †	32,048	1,890,512

10

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Software (continued)
Salesforce.com Incorporated †	93,820	$5,851,553
Symantec Corporation	117,712	2,528,454
		99,088,716

Technology Hardware, Storage & Peripherals : 3.88%
Apple Incorporated	152,163	80,074,257
EMC Corporation	348,021	9,177,314
Hewlett-Packard Company	325,017	9,711,508
NetApp Incorporated	57,639	2,329,192
SanDisk Corporation	38,202	2,838,409
Seagate Technology plc	55,157	2,878,644
Western Digital Corporation	35,601	3,096,931
		110,106,255

Materials : 3.49%
Chemicals : 2.60%
Air Products & Chemicals Incorporated	35,731	4,334,885
Airgas Incorporated	11,225	1,210,055
CF Industries Holdings Incorporated	9,693	2,431,974
Dow Chemical Company	205,118	9,991,298
E.I. du Pont de Nemours & Company	156,621	10,434,091
Eastman Chemical Company	26,031	2,275,890
Ecolab Incorporated	45,860	4,941,415
FMC Corporation	22,539	1,739,560
International Flavors & Fragrances Incorporated	13,785	1,292,895
LyondellBasell Industries Class A	73,879	6,507,262
Monsanto Company	88,929	9,783,969
Mosaic Company	57,633	2,815,948
PPG Industries Incorporated	24,019	4,751,439
Praxair Incorporated	49,782	6,490,079
Sherwin-Williams Company	14,567	2,920,392
Sigma-Aldrich Corporation	20,238	1,910,670
		73,831,822

Construction Materials : 0.05%
Vulcan Materials Company	21,984	1,493,373

Containers & Packaging : 0.21%
Avery Dennison Corporation	16,340	814,059
Ball Corporation	24,460	1,358,998
Bemis Company Incorporated	17,409	683,826
MeadWestvaco Corporation	30,083	1,126,007
Owens-Illinois Incorporated †	27,904	946,504
Sealed Air Corporation	33,176	1,129,311
		6,058,705

Metals & Mining : 0.50%
Alcoa Incorporated	180,890	2,123,649
Allegheny Technologies Incorporated	18,262	580,366
Cliffs Natural Resources Incorporated «	25,896	518,697
Freeport-McMoRan Copper & Gold Incorporated Class B	175,572	5,727,159
Newmont Mining Corporation	84,199	1,958,469
Nucor Corporation	53,815	2,703,666
United States Steel Corporation «	24,466	592,567
		14,204,573

11

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Paper & Forest Products : 0.13%
International Paper Company	75,025	$3,667,972
Telecommunication Services : 2.34%
Diversified Telecommunication Services : 2.34%
AT&T Incorporated	890,918	28,447,012
CenturyTel Incorporated	99,961	3,124,781
Frontier Communications Corporation «	169,042	824,925
Verizon Communications Incorporated	699,602	33,287,063
Windstream Holdings Incorporated «	100,807	808,472
		66,492,253

Utilities : 2.95%
Electric Utilities : 1.66%
American Electric Power Company Incorporated	82,410	4,136,982
Duke Energy Corporation	119,397	8,462,859
Edison International	55,101	2,885,639
Entergy Corporation	30,157	1,924,620
Exelon Corporation	144,919	4,406,987
FirstEnergy Corporation	70,731	2,177,100
Nextera Energy Incoporated	72,836	6,656,482
Northeast Utilities	53,288	2,368,652
Pepco Holdings Incorporated	42,239	861,253
Pinnacle West Capital Corporation	18,611	1,035,702
PPL Corporation	106,587	3,441,694
The Southern Company	149,119	6,315,190
Xcel Energy Incorporated	84,160	2,549,206
		47,222,366

Gas Utilities : 0.03%
AGL Resources Incorporated	20,089	944,987

Independent Power & Renewable Electricity Producers : 0.11%
AES Corporation	111,049	1,515,819
NRG Energy Incorporated	54,696	1,590,013
		3,105,832

Multi-Utilities : 1.15%
Ameren Corporation	41,034	1,658,177
CenterPoint Energy Incorporated	72,491	1,714,412
CMS Energy Corporation	44,986	1,278,952
Consolidated Edison Incorporated	49,533	2,776,325
Dominion Resources Incorporated	98,163	6,812,512
DTE Energy Company	29,900	2,145,624
Integrys Energy Group Incorporated	13,497	772,973
NiSource Incorporated	52,984	1,844,903
PG&E Corporation	75,984	3,347,855
Public Service Enterprise Group Incorporated	85,551	3,136,300
SCANA Corporation	23,769	1,176,566
Sempra Energy	38,439	3,631,332
TECO Energy Incorporated	34,545	579,665
Wisconsin Energy Corporation	38,309	1,684,063
		32,559,659

Total Common Stocks (Cost $1,618,664,441)		2,817,097,532

12

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name		Yield		Shares	Value
Short-Term Investments : 1.07%
Investment Companies : 0.96%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%		16,393,500	$16,393,500
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.09		10,909,823	10,909,823
					27,303,323

			Maturity date	Principal
U.S. Treasury Securities : 0.11%
U.S. Treasury Bill #(z)		0.03	4-3-2014	$950,000	949,977
U.S. Treasury Bill #(z)		0.04	3-27-2014	300,000	299,991
U.S. Treasury Bill #(z)		0.04	4-10-2014	1,750,000	1,749,927
					2,999,895

Total Short-Term Investments (Cost $30,303,139)					30,303,218

Total investments in securities (Cost $1,648,967,580)*	100.17%				2,847,400,750
Other assets and liabilities, net	(0.17)				(4,887,527)

Total net assets	100.00%				$2,842,513,223

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $1,752,657,503 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,228,251,060
Gross unrealized depreciation	(133,507,813)

Net unrealized appreciation	$1,094,743,247

13

Wells Fargo Advantage Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014 the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$2,817,097,532	$0	$0	$2,817,097,532
Short-term investments
Investment companies	16,393,500	10,909,823	0	27,303,323
U.S. Treasury securities	2,999,895	0	0	2,999,895

	$2,836,490,927	$10,909,823	$0	$2,847,400,750

As of Feburary 28, 2014, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$484,705	*	$0	$0	$484,705

*	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of February 28, 2014, the Portfolio entered into futures contracts to gain market exposure.

At February 28, 2014, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized gains
3-20-2014	Jefferies	54 Long	S&P 500 Index	$25,077,600	$484,705

Wells Fargo Advantage International Growth Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.27%
Belgium : 4.48%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	37,003	$3,879,166
Telenet Group Holding NV (Consumer Discretionary, Media)	22,559	1,439,830
UCB SA (Health Care, Pharmaceuticals)	20,540	1,648,632
		6,967,628

Canada : 0.81%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	7,998	1,255,686

China : 6.60%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	39,488	6,749,684
China Resources Land Limited (Financials, Real Estate Management & Development)	524,500	1,186,800
Tencent Holdings Limited (Information Technology, Internet Software & Services)	29,000	2,326,188
		10,262,672

Denmark : 0.48%
Rockwool International AS B Shares (Industrials, Building Products)	3,689	753,289

France : 6.44%
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,621	860,123
Pernod-Ricard SA (Consumer Staples, Beverages)	10,589	1,246,599
Schneider Electric SA (Industrials, Electrical Equipment)	37,947	3,391,492
Unibail-Rodamco SE (Financials, REITs)	5,524	1,455,570
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	86,650	3,060,043
		10,013,827

Germany : 15.21%
Axel Springer AG (Consumer Discretionary, Media)	821	58,033
Bayer AG (Health Care, Pharmaceuticals)	43,950	6,242,346
Beiersdorf AG (Consumer Staples, Personal Products)	23,968	2,449,137
Deutsche Post AG (Industrials, Air Freight & Logistics)	120,799	4,536,966
Heidelbergcement AG (Materials, Construction Materials)	5,975	492,528
Linde AG (Materials, Chemicals)	29,438	6,101,087
MTU Aero Engines AG (Industrials, Aerospace & Defense)	21,187	1,782,155
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	8,991	1,968,891
		23,631,143

Hong Kong : 7.06%
AIA Group Limited (Financials, Insurance)	989,600	4,839,260
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	293,000	2,808,976
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	115,966	727,107
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	310,000	2,592,471
		10,967,814

India : 0.19%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	75,394	296,808

Indonesia : 0.63%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,222,500	976,715

Ireland : 2.10%
Covidien plc (Health Care, Health Care Equipment & Supplies)	45,312	3,260,198

Japan : 14.44%
Denso Corporation (Consumer Discretionary, Auto Components)	33,000	1,763,978

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage International Growth Portfolio

Security name	Shares	Value
Japan (continued)
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	96,700	$3,465,313
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	582,000	2,659,232
JS Group Corporation (Industrials, Building Products)	15,600	455,415
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	19,600	1,194,258
NGK Insulators Limited (Industrials, Machinery)	175,000	3,783,040
Olympus Corporation (Health Care, Health Care Equipment & Supplies)†	77,600	2,691,638
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)«	17,600	1,741,496
Orix Corporation (Financials, Diversified Financial Services)	48,000	707,478
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	69,200	3,970,313
		22,432,161

Mexico : 1.84%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	97,316	2,862,064

Netherlands : 5.87%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	31,115	2,707,874
Nielsen Holdings NV (Industrials, Professional Services)	10,408	492,715
Unilever NV (Consumer Staples, Food Products)«	107,080	4,246,368
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	36,504	1,670,312
		9,117,269

Nigeria : 0.24%
Nigerian Breweries plc (Consumer Staples, Beverages)	401,066	369,601

Singapore : 0.19%
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	133,000	296,920

South Korea : 0.73%
NAVER Corporation (Information Technology, Internet Software & Services)	417	319,147
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	640	808,768
		1,127,915

Spain : 0.97%
Grifols SA (Health Care, Biotechnology)	20,038	1,142,294
Grifols SA ADR (Health Care, Biotechnology)	8,483	356,965
		1,499,259

Sweden : 0.43%
Electrolux AB Class B (Consumer Discretionary, Household Durables)	28,261	669,538

Switzerland : 10.33%
Actelion Limited (Health Care, Biotechnology)	11,450	1,213,999
Nestle SA (Consumer Staples, Food Products)	65,507	4,960,507
Roche Holdings AG (Health Care, Pharmaceuticals)	15,708	4,847,244
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,393	2,264,572
Swiss Reinsurance AG (Financials, Insurance)	6,555	612,645
UBS AG (Financials, Capital Markets)	100,400	2,154,119
		16,053,086

United Kingdom : 17.34%
Croda International plc (Materials, Chemicals)	24,301	1,034,016
HSBC Holdings plc (Financials, Banks)	181,541	1,914,286
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	53,968	2,202,370
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	47,599	1,547,909
Johnson Matthey plc (Materials, Chemicals)	40,722	2,224,393
Land Securities Group plc (Financials, REITs)	60,636	1,102,704
Liberty Global plc Class A (Consumer Discretionary, Media)	32,355	2,800,325

2

Wells Fargo Advantage International Growth Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name			Shares	Value
United Kingdom (continued)
Liberty Global plc Class C (Consumer Discretionary, Media)†			2,512	$212,666
Meggitt plc (Industrials, Aerospace & Defense)			117,003	987,475
Prudential plc (Financials, Insurance)			58,079	1,317,822
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)			271,111	4,535,352
Royal Mail plc (Industrials, Air Freight & Logistics)†			123,314	1,238,974
SABMiller plc (Consumer Staples, Beverages)			73,992	3,626,652
WPP plc (Consumer Discretionary, Media)			100,479	2,200,801
				26,945,745

United States : 0.89%
Orion Corporation (Consumer Staples, Food Products)†			162	135,519
Schlumberger Limited (Energy, Energy Equipment & Services)			13,491	1,254,663
				1,390,182

Total Common Stocks (Cost $114,377,459)				151,149,520

Participation Notes : 0.65%
Ireland : 0.65%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)(a)			98,400	1,008,350

Total Participation Notes (Cost $795,201)				1,008,350

		Dividend yield
Preferred Stocks : 1.43%
Germany : 1.43%
Henkel AG & Company KGaA (Consumer Staples, Household Products)		1.10%	19,848	2,214,983

Total Preferred Stocks (Cost $1,503,116)				2,214,983

Short-Term Investments : 2.75%
		Yield
Investment Companies : 2.75%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07	2,542,322	2,542,322
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.09	1,728,566	1,728,566
Total Short-Term Investments (Cost $4,270,888)				4,270,888

Total investments in securities (Cost $120,946,664)*	102.10%			158,643,741
Other assets and liabilities, net	(2.10)			(3,257,984)

Total net assets	100.00%			$155,385,757

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

3

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage International Growth Portfolio

(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $121,470,497 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,647,069
Gross unrealized depreciation	(1,473,825)

Net unrealized appreciation	$37,173,244

4

Wells Fargo Advantage International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$151,149,520	$0	$0	$151,149,520
Participatory notes	0	1,008,350	0	1,008,350
Preferred stocks	2,214,983	0	0	2,214,983
Short-term investments
Investment companies	2,542,322	1,728,566	0	4,270,888

	$155,906,825	$2,736,916	$0	$158,643,741

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2014 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 95.53%
Australia : 6.58%
Arrium Limited (Materials, Metals & Mining)	1,531,700	$2,111,724
Bendigo Bank Limited (Financials, Banks)	272,500	2,706,429
Boart Longyear Group Limited (Industrials, Construction & Engineering)«	199,991	54,431
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)«	207,386	801,313
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,634,425
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,278,158
Fortescue Metals Group Limited (Materials, Metals & Mining)	287,100	1,393,693
GrainCorp Limited (Consumer Staples, Food Products)	183,100	1,312,015
Leighton Holdings Limited (Industrials, Construction & Engineering)«	77,400	1,248,056
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	3,528,029
Metcash Limited (Consumer Staples, Food & Staples Retailing)	785,500	2,172,916
Mincor Resources NL (Materials, Metals & Mining)(i)	570,994	272,597
Mineral Resources Limited (Materials, Metals & Mining)	144,300	1,549,056
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)«	577,400	1,349,936
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,464,132
Rio Tinto Limited (Materials, Metals & Mining)	66,800	3,984,263
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	121,766
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	1,210,244
Toll Holdings Limited (Industrials, Air Freight & Logistics)	283,600	1,346,334
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	879,464
		32,418,981

Austria : 1.51%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,870,399
Raiffeisen Bank International AG (Financials, Banks)	37,000	1,289,546
RHI AG (Materials, Construction Materials)	64,721	2,147,153
Voestalpine AG (Materials, Metals & Mining)	47,700	2,150,016
		7,457,114

Belgium : 0.58%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	2,833,942

Brazil : 1.03%
Banco do Brasil SA (Financials, Banks)	196,000	1,730,334
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	253,200	2,321,697
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	1,028,215
		5,080,246

Canada : 2.30%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	65,800	5,857,406
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	48,400	2,704,770
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,762,395
		11,324,571

China : 1.90%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	1,158,103
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,333,849
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	6,116,500	5,430,373
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	1,450,142
		9,372,467

Czech Republic : 0.31%
CEZ AS (Utilities, Electric Utilities)	57,500	1,551,181

1

PORTFOLIO OF INVESTMENTS — February 28, 2014 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value
Finland : 1.01%
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	63,800	$2,855,008
TietoEnator Oyj (Information Technology, IT Services)	82,700	2,100,375
		4,955,383

France : 9.37%
Alstom SA (Industrials, Machinery)	56,900	1,535,832
AXA SA (Financials, Insurance)	132,200	3,456,090
BNP Paribas SA (Financials, Banks)	49,100	4,029,768
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,934,077
Credit Agricole SA (Financials, Banks)†	219,328	3,487,548
Renault SA (Consumer Discretionary, Automobiles)	40,500	4,036,695
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	61,400	6,384,251
SCOR SE (Financials, Insurance)	109,700	3,843,013
Societe Generale SA (Financials, Banks)	39,000	2,604,109
Thales SA (Industrials, Aerospace & Defense)	59,100	3,923,794
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	6,082,585
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	134,746	3,852,782
		46,170,544

Germany : 8.51%
Allianz AG (Financials, Insurance)	35,700	6,391,191
BASF SE (Materials, Chemicals)	46,500	5,354,226
Daimler AG (Consumer Discretionary, Automobiles)	69,300	6,458,613
Deutsche Bank AG (Financials, Capital Markets)	41,200	2,004,042
E.ON SE (Utilities, Multi-Utilities)	87,200	1,663,405
Gildemeister AG (Industrials, Machinery)	68,100	2,226,823
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,640,100
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	2,065,262
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	4,313,998
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,441,789
RWE AG (Utilities, Multi-Utilities)	40,900	1,638,021
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,774,155
		41,971,625

Hong Kong : 1.18%
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	858,000	833,616
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components) (i)	2,204,000	837,801
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	2,490,000	1,270,580
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,545,683
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,314,420
		5,802,100

India : 1.14%
Gail Limited (Utilities, Gas Utilities) (i)	37,700	1,357,200
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	2,922,944
Tata Steel Limited GDR (Industrials, Machinery) (i)	245,900	1,332,778
		5,612,922

Indonesia : 0.19%
PT Japfa Comfeed Indonesia Tbk (Consumer Staples, Food Products) (i)	6,962,500	956,602

Ireland : 0.74%
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	111,500	15,698
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,628,448
		3,644,146

2

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2014 (UNAUDITED)

Security name	Shares	Value
Israel : 1.10%
Bank Hapoalim Limited (Financials, Banks)	542,900	$2,949,148
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,494,717
		5,443,865

Italy : 1.47%
Enel SpA (Utilities, Electric Utilities)	688,400	3,534,739
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	3,698,769
		7,233,508

Japan : 18.22%
Adeka Corporation (Materials, Chemicals)	203,200	2,232,265
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,609,433
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	1,797,871
Aozora Bank Limited (Financials, Banks)	588,000	1,710,209
Chiba Bank Limited (Financials, Banks)	329,000	1,991,392
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	906,942
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,737,220
Fukuoka Financial Group Incorporated (Financials, Banks)	378,000	1,522,846
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,492,727
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	2,112,764
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	101,000	1,558,121
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	67,800	4,131,157
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,192,650
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,310,819
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,615,093
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,144,384
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)«	35,500	679,164
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	4,000,287
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,609,213
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	1,112,910
Nichirei Corporation (Consumer Staples, Food Products)	265,000	1,145,721
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	92,700	5,192,912
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	151,400	1,355,266
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	3,008,549
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	133,900	4,108,968
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,201,769
Resona Holdings Incorporated (Financials, Banks)	793,700	4,133,448
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	342,879
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	99,800	1,174,810
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,377,852
Shionogi & Company Limited (Health Care, Pharmaceuticals)	79,300	1,714,258
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,199,175
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,758,180
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	109,000	1,424,487
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	4,478,884
The Keiyo Bank Limited (Financials, Banks)	62,000	257,090
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	234,000	1,540,533
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	325,000	2,359,978
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	13,500	1,254,888
West Japan Railway Company (Industrials, Road & Rail)	58,900	2,413,413
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	2,889,162
		89,799,689

Liechtenstein : 0.17%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	843,411

Malaysia : 0.49%
Tenaga Nasional Berhad (Utilities, Electric Utilities)	664,000	2,431,863

3

PORTFOLIO OF INVESTMENTS — February 28, 2014(UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value
Netherlands : 2.39%
Aegon NV (Financials, Insurance)	334,000	$3,010,002
ING Groep NV (Financials, Diversified Financial Services)†	237,100	3,459,236
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	285,600	5,327,799
		11,797,037

Norway : 1.50%
Atea ASA (Information Technology, IT Services)	84,900	908,835
DnB Nor ASA (Financials, Banks)	148,800	2,699,820
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,628,337
Yara International ASA (Materials, Chemicals)	53,600	2,173,649
		7,410,641

Poland : 0.63%
Asseco Poland SA (Information Technology, Software)	101,800	1,670,519
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,415,653
		3,086,172

Russia : 1.28%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)(i)	150,900	3,002,874
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,285,760
		6,288,634

Singapore : 0.37%
United Overseas Bank Limited (Financials, Banks)	113,000	1,838,986

South Africa : 0.23%
Barclays Africa Group Limited (Financials, Banks)	92,100	1,134,032

South Korea : 2.31%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	2,022,482
Industrial Bank of Korea (Financials, Banks)	192,500	2,452,459
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,522,670
Woori Finance Holdings Company Limited (Financials, Banks)†	212,200	2,395,326
		11,392,937

Spain : 1.58%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	3,894,221
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	3,110,892
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	803,561
		7,808,674

Sweden : 1.70%
Boliden AB (Materials, Metals & Mining)	169,300	2,685,395
Nordea Bank AB (Financials, Banks)	177,300	2,539,909
Saab AB (Industrials, Aerospace & Defense)	113,500	3,140,362
		8,365,666

Switzerland : 5.99%
Baloise Holding AG (Financials, Insurance)	28,800	3,713,383
Credit Suisse Group AG (Financials, Capital Markets)	184,595	5,813,850
Georg Fischer AG (Industrials, Machinery)	3,000	2,404,775
Novartis AG (Health Care, Pharmaceuticals)	48,000	4,008,641
Roche Holdings AG (Health Care, Pharmaceuticals)	12,300	3,795,588
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,532,916

4

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2014 (UNAUDITED)

Security name		Shares	Value
Switzerland (continued)
Zurich Financial Services AG (Financials, Insurance)		17,100	$5,239,852
			29,509,005

Taiwan : 0.23%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		794,000	1,108,529

Thailand : 0.64%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)		2,188,900	1,928,916
Thanachart Capital plc (Financials, Banks)		1,251,600	1,227,623
			3,156,539

United Kingdom : 18.88%
Alent plc (Materials, Chemicals)		145,400	754,787
AMEC plc (Energy, Energy Equipment & Services)		120,300	2,262,267
Amlin plc (Financials, Insurance)		279,000	2,101,932
AstraZeneca plc (Health Care, Pharmaceuticals)		150,200	10,271,977
Aviva plc (Financials, Insurance)		314,900	2,497,369
BAE Systems plc (Industrials, Aerospace & Defense)		684,100	4,707,107
Barclays plc (Financials, Banks)		715,000	3,018,403
BP plc (Energy, Oil, Gas & Consumable Fuels)		844,300	7,131,325
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		1,124,900	7,719,413
Carillion plc (Industrials, Construction & Engineering)		261,500	1,661,374
Centrica plc (Utilities, Multi-Utilities)		524,600	2,802,318
Chemring Group plc (Industrials, Aerospace & Defense)		247,200	1,138,360
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	1,569,586
Firstgroup plc (Industrials, Road & Rail)†		254,700	602,230
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		57,700	1,615,030
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)		290,000	952,786
Inchcape plc (Consumer Discretionary, Distributors)		255,800	2,690,039
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		706,400	4,052,625
Darty plc (Consumer Discretionary, Specialty Retail)(i)		679,100	1,319,138
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	1,398,930
Old Mutual plc - London Exchanges (Financials, Insurance)		982,800	3,243,771
Pace plc (Consumer Discretionary, Household Durables)		374,800	2,607,768
Premier Foods plc (Consumer Staples, Food Products)†		31,510	75,982
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	722,892
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)«		14,300	522,177
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)«		264,000	10,287,236
Tesco plc (Consumer Staples, Food & Staples Retailing)		655,700	3,614,626
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,567,924
Vesuvius plc (Industrials, Machinery)		145,400	1,141,189
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		472,200	1,968,900
WH Smith plc (Consumer Discretionary, Specialty Retail)		223,600	4,384,571
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	2,678,214
			93,082,246

Total Common Stocks (Cost $426,511,826)			470,883,258

	Dividend yield
Preferred Stocks : 0.94%
Brazil : 0.94%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	6.84%	173,300	842,572
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	11.11	109,057	624,644

5

PORTFOLIO OF INVESTMENTS—February 28, 2014 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name		Dividend yield	Shares	Value
Brazil (continued)
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±		6.11%	257,700	$3,197,140

Total Preferred Stocks (Cost $6,476,780)				4,664,356

Short-Term Investments : 1.81%
		Yield
Investment Companies : 1.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	4,440,797	4,440,797
Wells Fargo Securities Lending Cash Investments, LLC (r)(l)(u)(v)		0.09	4,467,636	4,467,636

Total Short-Term Investments (Cost $8,908,433)				8,908,433

Total investments in securities (Cost $441,897,039)*	98.28%			484,456,047
Other assets and liabilities, net	1.72			8,481,436

Total net assets	100.00%			$492,937,483

†	Non-income-earning security
(i)	Illiquid security
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is $443,206,096 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$87,474,433
Gross unrealized depreciation	(46,224,482)

Net unrealized appreciation	$41,249,951

6

Wells Fargo Advantage International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptionsin determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$470,865,663	$17,595	$0	$470,883,258
Preferred stocks	4,664,356	0	0	4,664,356
Short-term investments
Investment companies	4,440,797	4,467,636	0	8,908,433

	$479,970,816	$4,485,231	$0	$484,456,047

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.37%
Consumer Discretionary : 7.19%
Automobiles : 1.58%
General Motors Company †	42,368	$1,533,722

Hotels, Restaurants & Leisure : 1.31%
Norwegian Cruise Line Company †	37,303	1,278,374

Household Durables : 1.50%
Newell Rubbermaid Incorporated	45,589	1,463,863

Media : 0.97%
The Walt Disney Company	11,716	946,770

Multiline Retail : 1.02%
Dillard’s Incorporated Class A	10,669	987,736

Specialty Retail : 0.81%
Bed Bath & Beyond Incorporated †	11,648	789,967

Consumer Staples : 5.83%
Food & Staples Retailing : 2.48%
CVS Caremark Corporation	32,961	2,410,768

Food Products : 0.98%
Darling International Incorporated †	47,254	953,586

Household Products : 1.27%
Procter & Gamble Company	15,775	1,240,862

Personal Products : 1.10%
Herbalife Limited «	16,022	1,067,065

Energy : 13.30%
Energy Equipment & Services : 1.05%
Baker Hughes Incorporated	16,086	1,017,922

Oil, Gas & Consumable Fuels : 12.25%
Chesapeake Energy Corporation	37,846	986,229
Chevron Corporation	12,390	1,428,939
ConocoPhillips Company	16,942	1,126,643
Encana Corporation	61,928	1,175,393
Exxon Mobil Corporation	19,083	1,837,120
Marathon Oil Corporation	51,569	1,727,562
Noble Energy Incorporated	14,795	1,017,304
Valero Energy Corporation	23,966	1,149,889
Whiting Petroleum Corporation †	21,570	1,482,075
		11,931,154

Financials : 28.91%
Banks : 13.87%
Bank of America Corporation	173,200	2,862,996
Citigroup Incorporated	47,117	2,291,300
First Republic Bank Corporation	33,927	1,763,186
JPMorgan Chase & Company	43,134	2,450,874
KeyCorp	120,419	1,585,918
SVB Financial Group †	7,975	1,004,132

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Portfolio

Security name	Shares	Value
Banks (continued)
Synovus Financial Corporation	444,688	$1,547,514
		13,505,920

Capital Markets : 1.30%
Goldman Sachs Group Incorporated	7,597	1,264,521

Insurance : 7.02%
ACE Limited	9,137	894,238
American International Group Incorporated	41,093	2,045,199
MetLife Incorporated	34,560	1,751,155
The Hartford Financial Services Group Incorporated	60,887	2,142,614
		6,833,206

REITs : 6.72%
American Campus Communities Incorporated	41,994	1,551,258
American Tower Corporation	16,092	1,311,015
Realty Income Corporation «	33,839	1,503,128
Vornado Realty Trust	14,933	1,437,899
Weyerhaeuser Company	24,968	736,806
		6,540,106

Health Care : 10.84%
Health Care Equipment & Supplies : 2.60%
Medtronic Incorporated	17,144	1,015,953
Stryker Corporation	18,883	1,515,172
		2,531,125

Health Care Providers & Services : 1.54%
Cigna Corporation	18,826	1,498,361

Pharmaceuticals : 6.70%
Johnson & Johnson	11,631	1,071,448
Merck & Company Incorporated	37,168	2,118,204
Novartis AG ADR	19,112	1,589,736
Pfizer Incorporated	54,313	1,743,990
		6,523,378

Industrials : 12.10%
Airlines : 1.33%
United Continental Holdings Incorporated †	28,868	1,297,905

Electrical Equipment : 3.00%
Eaton Corporation plc	24,827	1,854,825
Regal Beloit Corporation	14,505	1,068,873
		2,923,698

Industrial Conglomerates : 1.62%
General Electric Company	61,902	1,576,644

Machinery : 2.76%
Dover Corporation	12,956	1,221,751
Stanley Black & Decker Incorporated	17,623	1,463,414
		2,685,165

2

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Road & Rail : 1.88%
Hertz Global Holdings Incorporated †	65,272	$1,828,269

Trading Companies & Distributors : 1.51%
WESCO International Incorporated †	17,038	1,468,846

Information Technology : 8.47%
Internet Software & Services : 0.86%	14,163	832,360

eBay Incorporated †
Semiconductors & Semiconductor Equipment : 2.92%
Maxim Integrated Products Incorporated	26,241	858,343
Skyworks Solutions Incorporated †	56,034	1,986,966
		2,845,309

Software : 1.20%
Symantec Corporation	54,432	1,169,199

Technology Hardware, Storage & Peripherals : 3.49%
Apple Incorporated	1,829	962,493
EMC Corporation	55,237	1,456,600
NCR Corporation †	28,680	976,554
		3,395,647

Materials : 2.98%
Chemicals : 1.96%
Huntsman Corporation	40,749	992,646
Westlake Chemical Corporation	6,870	915,977
		1,908,623

Containers & Packaging : 1.02%
Crown Holdings Incorporated †	22,007	990,755

Telecommunication Services : 2.58%
Diversified Telecommunication Services : 2.58%
CenturyLink Incorporated	36,965	1,155,526
Verizon Communications Incorporated	28,611	1,361,311
		2,516,837

Utilities : 4.17%
Electric Utilities : 1.27%
Portland General Electric Company	38,764	1,232,695

Independent Power & Renewable Electricity Producers : 1.80%
AES Corporation	128,182	1,749,684

Water Utilities : 1.10%
Aqua America Incorporated	42,748	1,076,822

Total Common Stocks (Cost $76,701,285)		93,816,864

3

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Portfolio

Security name		Yield	Shares	Value
Short-Term Investments : 5.98%
Investment Companies : 5.98%
Wells Fargo Advantage Cash Investment Money Market Fund, Select
Class (l)(u)		0.07%	3,260,628	$3,260,628
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.09	2,560,550	2,560,550

Total Short-Term Investments (Cost $5,821,178)				5,821,178

Total investments in securities (Cost $82,522,463)*	102.35%			99,638,042
Other assets and liabilities, net	(2.35)			(2,283,620)

Total net assets	100.00%			$97,354,422

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $83,367,205 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,499,007
Gross unrealized depreciation	(1,228,170)

Net unrealized appreciation	$16,270,837

4

Wells Fargo Advantage Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$93,816,864	$0	$0	$93,816,864
Short-term investments
Investment companies	3,260,628	2,560,550	0	5,821,178

	$97,077,492	$2,560,550	$0	$99,638,042

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 95.31%
Consumer Discretionary : 13.81%
Auto Components : 1.78%
Modine Manufacturing Company †	166,950	$2,469,190
Tower International Incorporated †	127,340	3,270,090
		5,739,280

Diversified Consumer Services : 0.42%
LifeLock Incorporated †	68,320	1,360,250

Hotels, Restaurants & Leisure : 1.93%
Brinker International Incorporated	52,630	2,894,650
Del Frisco’s Restaurant Group Incorporated †	126,850	3,303,173
		6,197,823

Household Durables : 0.46%
Ethan Allen Interiors Incorporated	58,860	1,479,152

Media : 1.55%
IMAX Corporation «†	82,560	2,208,480
Lions Gate Entertainment Corporation «	90,330	2,777,648
		4,986,128

Specialty Retail : 4.33%
Bebe Stores Incorporated	251,660	1,527,576
Chico’s FAS Incorporated	106,700	1,763,751
Christopher & Banks Corporation †	272,190	1,812,785
Dick’s Sporting Goods Incorporated	55,860	2,998,006
Monro Muffler Brake Incorporated	54,860	3,273,496
Pier 1 Imports Incorporated	135,310	2,560,065
		13,935,679

Textiles, Apparel & Luxury Goods : 3.34%
Hanesbrands Incorporated	65,540	4,802,771
Movado Group Incorporated	35,240	1,387,399
Skechers U.S.A. Incorporated Class A †	76,880	2,593,162
Tumi Holdings Incorporated †	89,160	1,975,786
		10,759,118

Consumer Staples : 1.76%
Food Products : 1.76%
Darling International Incorporated †	109,370	2,207,087
Whitewave Foods Company †	122,750	3,473,825
		5,680,912

Energy : 5.59%
Energy Equipment & Services : 0.58%
Pacific Drilling SA †	171,300	1,860,318

Oil, Gas & Consumable Fuels : 5.01%
Delek US Holdings Incorporated	77,150	2,141,684
Diamondback Energy Incorporated †	37,860	2,435,534

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
GasLog Limited	100,800	$2,122,848
Gulfport Energy Corporation †	44,190	2,920,959
Oasis Petroleum Incorporated †	65,140	2,838,150
Ring Energy Incorporated †	102,430	1,412,510
Rosetta Resources Incorporated †	50,840	2,255,771
		16,127,456

Financials : 10.58%
Banks : 2.65%
CapitalSource Incorporated	165,220	2,428,734
Signature Bank †	18,480	2,419,586
SVB Financial Group †	29,160	3,671,536
		8,519,856

Capital Markets : 4.18%
Evercore Partners Incorporated Class A	72,510	4,034,456
LPL Financial Holdings Incorporated	70,860	3,803,765
Stifel Financial Corporation †	61,960	2,979,656
Virtus Investment Partners Incorporated †	14,300	2,647,788
		13,465,665

Consumer Finance : 0.85%
Encore Capital Group Incorporated †	56,065	2,725,880

Insurance : 0.99%
Argo Group International Holdings Limited	72,292	3,190,969

REITs : 0.91%
QTS Realty Trust Incorporated Class A	114,270	2,920,741

Thrifts & Mortgage Finance : 1.00%
Essent Group Limited †	139,140	3,228,048

Health Care : 20.99%
Biotechnology : 5.46%
Alnylam Pharmaceuticals Incorporated †	28,790	2,338,900
Exact Sciences Corporation †	106,120	1,427,314
Exelixis Incorporated «†	270,260	1,908,036
InterMune Incorporated †	85,870	2,579,535
Intrexon Corporation «†	56,930	1,479,041
Portola Pharmaceuticals Incorporation †	59,920	1,461,449
Seattle Genetics Incorporated †	28,650	1,506,704
Tesaro Incorporated †	64,340	2,123,863
Tetraphase Pharmaceuticals †	112,100	1,524,560
Theravance Incorporated «†	33,100	1,224,700
		17,574,102

Health Care Equipment & Supplies : 8.12%
Accuray Incorporated «†	259,480	2,433,922
ArthroCare Corporation †	58,110	2,803,808
Atricure Incorporated †	104,620	2,175,050
Cerus Corporation «†	311,590	2,012,871
Derma Sciences Incorporated †	114,650	1,684,209
DexCom Incorporated †	90,580	4,085,158
Endologix Incorporated †	155,111	2,093,999
Insulet Corporation †	55,470	2,629,833
Spectranetics Corporation †	113,860	3,411,246

2

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Sunshine Heart Incorporated «†	132,570	$1,101,657
Veracyte Incorporated †	105,780	1,693,538
		26,125,291

Health Care Providers & Services : 3.14%
AMN Healthcare Services Incorporated †	212,070	2,954,135
Capital Senior Living Corporation †	70,460	1,791,093
Ensign Group Incorporated	62,000	2,455,200
LifePoint Hospitals Incorporated †	53,820	2,919,735
		10,120,163

Health Care Technology : 0.58%
Medidata Solutions Incorporated †	29,170	1,869,797

Life Sciences Tools & Services : 1.88%
Cambrex Corporation †	116,310	2,334,342
ICON plc ADR †	79,330	3,715,817
		6,050,159

Pharmaceuticals : 1.81%
AcelRx Pharmaceuticals Incorporated «†	159,240	1,820,113
Akorn Incorporated †	93,820	2,422,432
Pacira Pharmaceuticals Incorporated †	20,220	1,582,013
		5,824,558

Industrials : 12.98%
Aerospace & Defense : 0.69%
Esterline Technologies Corporation †	20,730	2,232,621

Air Freight & Logistics : 1.06%
Hub Group Incorporated Class A †	87,630	3,423,704

Building Products : 0.96%
A.O. Smith Corporation	62,000	3,081,400

Commercial Services & Supplies : 1.77%
Copart Incorporated †	76,112	2,772,760
Kar Auction Services Incorporated	93,400	2,910,344
		5,683,104

Machinery : 1.89%
Actuant Corporation Class A	64,320	2,255,059
Wabash National Corporation †	282,460	3,816,035
		6,071,094

Professional Services : 1.84%
On Assignment Incorporated †	129,570	4,457,208
RPX Corporation †	91,310	1,462,786
		5,919,994

Road & Rail : 2.42%
Genesee & Wyoming Incorporated Class A †	24,020	2,376,058
Roadrunner Transportation Systems Incorporated †	105,160	2,472,312

3

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value
Road & Rail (continued)
Swift Transportation Company †	121,210	$2,952,676
		7,801,046

Trading Companies & Distributors : 2.35%
Beacon Roofing Supply Incorporated †	77,290	2,920,789
MSC Industrial Direct Company	19,910	1,718,830
United Rentals Incorporated †	33,060	2,920,520
		7,560,139

Information Technology : 24.00%
Communications Equipment : 2.79%
Infinera Corporation †	174,280	1,450,010
JDS Uniphase Corporation †	182,380	2,513,196
Palo Alto Networks Incorporated †	39,170	2,786,946
Riverbed Technology Incorporated †	100,580	2,240,922
		8,991,074

Electronic Equipment, Instruments & Components : 1.49%
InvenSense Incorporated «†	97,730	1,969,260
OSI Systems Incorporated †	46,180	2,838,685
		4,807,945

Internet Software & Services : 1.21%
Endurance International Group Holdings «†	149,050	2,249,165
Zillow Incorporated Class A «†	19,580	1,636,888
		3,886,053

IT Services : 2.37%
EVERTEC Incorporated	112,140	2,720,516
InterXion Holding NV †	81,310	1,950,627
Vantiv Incorporated Class A †	93,400	2,972,922
		7,644,065

Semiconductors & Semiconductor Equipment : 6.08%
Advanced Energy Industries Incorporated †	108,200	2,969,008
Applied Micro Circuits Corporation †	120,090	1,376,231
Microsemi Corporation †	88,750	2,046,575
Nanometrics Incorporated †	128,590	2,360,912
Semtech Corporation †	83,180	2,075,341
Spansion Incorporated Class A †	152,580	2,488,580
Synaptics Incorporated «†	41,050	2,669,892
Teradyne Incorporated †	176,390	3,577,189
		19,563,728

Software : 10.06%
Bottomline Technologies Incorporated †	80,000	2,855,200
Cadence Design Systems Incorporated †	192,280	2,947,652
Concur Technologies Incorporated †	20,902	2,580,352
Jive Software Incorporated †	194,290	1,581,521
PTC Incorporated †	84,080	3,305,185
Qlik Technologies Incorporated †	90,470	2,759,335
Rally Software Development Corporation †	104,510	2,078,704
Realpage Incorporated †	87,140	1,542,378
Silver Spring Networks Incorporated «†	173,310	3,050,256
SS&C Technologies Holdings †	101,200	3,914,416

4

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name			Shares	Value
Software (continued)
Synchronoss Technologies Incorporated †			52,840	$1,816,639
Tangoe Incorporated †			104,150	1,980,933
Ultimate Software Group Incorporated †			11,910	1,977,060
				32,389,631

Materials : 5.60%
Chemicals : 2.50%
Calgon Carbon Corporation †			131,650	2,650,115
Flotek Industries Incorporated †			125,450	3,192,703
Methanex Corporation			31,250	2,197,813
				8,040,631

Containers & Packaging : 0.85%
Graphic Packaging Holding Company †			267,260	2,736,742

Metals & Mining : 1.36%
Constellium NV Class A †			89,930	2,499,155
Steel Dynamics Incorporated			108,760	1,896,774
				4,395,929

Paper & Forest Products : 0.89%
Boise Cascade Company †			96,750	2,862,833

Total Common Stocks (Cost $229,307,148)				306,833,078

		Yield
Short-Term Investments : 13.67%
Investment Companies : 13.67%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	20,876,994	20,876,994
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.09	23,140,900	23,140,900

Total Short-Term Investments (Cost $44,017,894)				44,017,894

Total investments in securities (Cost $273,325,042)*	108.98%			350,850,972
Other assets and liabilities, net	(8.98)			(28,909,152)

Total net assets	100.00%			$321,941,820

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $274,405,681 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$80,181,582
Gross unrealized depreciation	(3,736,291)

Net unrealized appreciation	$76,445,291

5

Wells Fargo Advantage Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$306,833,078	$0	$0	$306,833,078
Short-term investments
Investment companies	20,876,994	23,140,900	0	44,017,894

	$327,710,072	$23,140,900	$0	$350,850,972

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.87%
Consumer Discretionary : 15.04%
Auto Components : 2.28%
American Axle & Manufacturing Holdings Incorporated †	134,565	$2,601,141
Dana Holding Corporation	96,799	2,098,602
		4,699,743

Distributors : 1.03%
Core Mark Holding Company Incorporated	27,163	2,124,147

Diversified Consumer Services : 2.64%
Apollo Group Incorporated Class A †	65,098	2,169,716
Houghton Mifflin Harcourt Company †	74,190	1,507,541
Steiner Leisure Limited †	40,213	1,778,219
		5,455,476

Hotels, Restaurants & Leisure : 1.84%
Bob Evans Farms Incorporated	33,488	1,732,669
ClubCorp Holdings Incorporated	118,300	2,060,786
		3,793,455

Leisure Products : 0.58%
Arctic Cat Incorporated	25,715	1,203,976

Media : 1.15%
Scholastic Corporation	67,270	2,373,286

Specialty Retail : 2.82%
Asbury Automotive Group Incorporated †	52,403	2,664,169
Rent-A-Center Incorporated	40,518	1,018,623
Zumiez Incorporated †	90,227	2,143,794
		5,826,586

Textiles, Apparel & Luxury Goods : 2.70%
G-III Apparel Group Limited †	40,990	2,848,395
Vera Bradley Incorporated «†	103,100	2,732,150
		5,580,545

Consumer Staples : 1.98%
Food Products : 1.98%
Dean Foods Company	117,220	1,733,684
Post Holdings Incorporated †	41,196	2,353,116

		4,086,800

Energy : 4.21%
Energy Equipment & Services : 0.92%
CARBO Ceramics Incorporated	15,300	1,897,965

Oil, Gas & Consumable Fuels : 3.29%
Athlon Energy Incorporated †	48,200	1,791,112
Rex Energy Corporation †	116,970	2,222,430

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Small Company Value Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corporation «†	93,075	$2,772,704
		6,786,246

Financials : 37.55%
Banks : 16.32%
BancorpSouth Incorporated	127,511	3,051,338
BankUnited Incorporated	65,246	2,184,436
City National Corporation	31,069	2,324,893
Columbia Banking System Incorporated	57,400	1,505,028
FirstMerit Corporation	106,690	2,214,884
IBERIABANK Corporation	40,241	2,635,786
MB Financial Incorporated	59,100	1,804,323
Old National Bancorp	126,700	1,777,601
PacWest Bancorp «	47,969	2,081,855
PrivateBancorp Incorporated	97,000	2,799,420
Umpqua Holdings Corporation	111,207	1,976,148
ViewPoint Financial Group Incorporated	78,800	1,970,000
Webster Financial Corporation	69,792	2,161,458
Western Alliance Bancorp †	133,639	3,095,079
Wintrust Financial Corporation	45,451	2,103,472
		33,685,721

Capital Markets : 2.03%
Greenhill & Company Incorporated «	37,805	2,013,872
Stifel Financial Corporation †	45,274	2,177,227
		4,191,099

Insurance : 6.89%
AmTrust Financial Services Incorporated	89,166	3,370,475
CNO Financial Group Incorporated	180,261	3,291,566
Employers Holdings Incorporated	96,234	1,892,923
OneBeacon Insurance Group Limited	102,401	1,679,376
Primerica Incorporated	49,997	2,240,866
Selective Insurance Group Incorporated	76,017	1,751,432
		14,226,638

Real Estate Management & Development : 0.87%
Alexander & Baldwin Incorporated	43,080	1,792,990

REITs : 10.74%
American Residential Properties Incorporated †	80,500	1,465,100
Ashford Hospitality Trust	178,417	1,994,702
Campus Crest Communities Incorporated	228,896	1,895,259
Cousins Properties Incorporated	179,097	2,068,570
Education Realty Trust Incorporated	252,000	2,376,360
Parkway Properties Incorporated	106,900	1,970,167
Pebblebrook Hotel Trust	62,711	2,084,514
Ramco-Gershenson Properties Trust	120,400	2,010,680
Sabra Health Care REIT Incorporated	77,128	2,195,834
STAG Industrial Incorporated	92,900	2,165,499
Sunstone Hotel Investors Incorporated	144,221	1,949,868
		22,176,553

Thrifts & Mortgage Finance : 0.70%
Washington Federal Incorporated	65,026	1,457,883

2

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Shares	Value
Health Care : 5.34%
Health Care Equipment & Supplies : 1.25%
Alere Incorporated †	70,443	$2,588,076

Health Care Providers & Services : 2.71%
Ensign Group Incorporated	35,164	1,392,494
LifePoint Hospitals Incorporated †	37,391	2,028,462
WellCare Health Plans Incorporated †	35,180	2,174,828
		5,595,784

Health Care Technology : 1.38%
Medassets Incorporated †	116,897	2,839,428

Industrials : 10.98%
Air Freight & Logistics : 0.97%
Air Transport Services Group †	76,118	486,394
Atlas Air Worldwide Holdings Incorporated †	49,989	1,506,169
		1,992,563

Commercial Services & Supplies : 1.42%
ACCO Brands Corporation †	262,840	1,556,013
Quad Graphics Incorporated	61,577	1,377,477
		2,933,490

Construction & Engineering : 1.94%
Great Lakes Dredge & Dock Company	208,422	1,721,566
Tutor Prini Corporation †	93,041	2,293,461
		4,015,027

Machinery : 2.94%
Briggs & Stratton Corporation «	68,994	1,571,683
Global Brass & Copper Holdings Incorporated	71,163	1,204,790
Kadant Incorporated	47,452	1,905,198
Wabash National Corporation †	102,339	1,382,600
		6,064,271

Professional Services : 0.65%
FTI Consulting Incorporated †	46,191	1,348,315

Road & Rail : 1.55%
Quality Distribution Incorporated †	137,000	1,756,340
Ryder System Incorporated	19,106	1,439,064
		3,195,404

Trading Companies & Distributors : 1.51%
TAL International Group Incorporated	32,700	1,448,610
Titan Machinery Incorporated «†	105,333	1,666,368
		3,114,978

Information Technology : 11.32%
Communications Equipment : 1.84%
ARRIS Group Incorporated †	98,620	2,830,394

3

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Small Company Value Portfolio

Security name	Shares	Value
Communications Equipment (continued)
Black Box Corporation	36,286	$965,208
		3,795,602

Electronic Equipment, Instruments & Components : 3.51%
Itron Incorporated †	48,190	1,686,650
Multi-Fineline Electronix Incorporated †	69,635	1,014,582
Plexus Corporation †	54,219	2,231,112
Sanmina Corporation †	136,745	2,319,195
		7,251,539

Semiconductors & Semiconductor Equipment : 4.74%
Cirrus Logic Incorporated «†	123,390	2,375,258
Integrated Silicon Solution Incorporated †	145,163	1,768,085
Kulicke & Soffa Industries Incorporated †	203,856	2,352,498
MagnaChip Semiconductor Corporation †	96,976	1,429,426
Photronics Incorporated †	213,354	1,856,180
		9,781,447

Software : 0.49%
EPIQ Systems Incorporated	71,082	1,007,943

Technology Hardware, Storage & Peripherals : 0.74%
QLogic Corporation †	134,930	1,540,901

Materials : 5.57%
Chemicals : 1.76%
Kraton Performance Polymers Incorporated †	83,691	2,321,588
Zep Incorporated	74,116	1,304,442
		3,626,030

Metals & Mining : 3.81%
A.M. Castle & Company «†	55,766	815,299
Commercial Metals Company	113,270	2,191,775
Horsehead Holding Corporation †	146,262	2,599,076
Suncoke Energy Incorporated †	101,839	2,268,973
		7,875,123

Telecommunication Services : 1.45%
Diversified Telecommunication Services : 1.45%
Iridium Communications Incorporated «†	265,075	1,728,289
ORBCOMM Incorporated †	161,660	1,262,565
		2,990,854

Utilities : 3.43%
Electric Utilities : 3.43%
El Paso Electric Company	62,050	2,187,263
PNM Resources Incorporated	84,904	2,220,240
Portland General Electric Company	83,997	2,671,099
		7,078,602

Total Common Stocks (Cost $148,024,213)		199,994,486

4

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name			Expiration date	Shares	Value
Warrants : 0.01%
Health Care : 0.01%
Health Care Equipment & Supplies : 0.01%
EnteroMedics Incorporated †(a)			5-14-2016	9,104	$19,096

Total Warrants (Cost $0)					19,096

		Yield
Short-Term Investments : 9.71%
Investment Companies : 9.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%		4,852,825	4,852,825
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(r)(v)		0.09		15,199,171	15,199,171
Total Short-Term Investments (Cost $20,051,996)					20,051,996

Total investments in securities (Cost $168,076,209)*	106.59%				220,065,578
Other assets and liabilities, net	(6.59)				(13,612,442)

Total net assets	100.00%				$206,453,136

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $170,230,736 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$56,569,222
Gross unrealized depreciation	(6,734,380)

Net unrealized appreciation	$49,834,842

5

Wells Fargo Advantage Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$199,994,486	$0	$0	$199,994,486
Warrants	0	19,096	0	19,096
Short-term investments
Investment companies	4,852,825	15,199,171	0	20,051,996

	$204,847,311	$15,218,267	$0	$220,065,578

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 33.22%
FHLMC	2.50%	5-1-2028	$12,172,585	$12,252,719
FHLMC ±	2.68	11-1-2042	2,736,229	2,753,353
FHLMC ±	2.71	7-1-2042	9,742,379	9,866,401
FHLMC ±	2.91	1-1-2044	3,201,932	3,299,223
FHLMC (a)	2.94	4-25-2044	2,494,000	2,569,781
FHLMC	3.00	7-1-2032	1,658,150	1,653,825
FHLMC	3.00	12-1-2032	954,515	952,026
FHLMC	3.00	2-1-2033	1,517,799	1,513,837
FHLMC	3.00	5-1-2033	2,078,582	2,073,158
FHLMC	3.00	7-1-2033	1,003,394	1,000,772
FHLMC	3.00	8-1-2042	551,564	530,489
FHLMC	3.00	8-1-2042	1,851,050	1,780,180
FHLMC	3.00	9-1-2042	294,489	283,218
FHLMC	3.00	9-1-2042	263,909	253,812
FHLMC	3.00	10-1-2042	1,137,982	1,094,426
FHLMC	3.00	12-1-2042	1,346,094	1,294,663
FHLMC	3.00	8-1-2043	83,546	80,344
FHLMC (a)	3.00	4-15-2044	4,268,000	4,385,183
FHLMC (a)	3.08	3-15-2044	2,563,000	2,647,787
FHLMC ±	3.16	3-1-2044	1,392,501	1,445,420
FHLMC ±	3.20	11-1-2043	5,001,825	5,202,308
FHLMC (a)	3.30	3-15-2044	3,241,000	3,370,906
FHLMC	3.50	3-1-2033	904,619	926,410
FHLMC	3.50	3-1-2033	1,390,293	1,423,793
FHLMC	3.50	3-1-2033	3,631,514	3,718,964
FHLMC	3.50	6-1-2033	3,380,134	3,461,667
FHLMC	3.50	7-1-2033	1,772,242	1,815,012
FHLMC	3.50	8-1-2033	2,098,776	2,149,435
FHLMC	3.50	11-1-2042	2,777,355	2,778,004
FHLMC	3.50	11-1-2042	1,659,183	1,659,570
FHLMC	3.50	3-1-2043	3,039,220	3,039,930
FHLMC	3.50	3-1-2043	2,573,398	2,573,999
FHLMC	3.50	3-1-2043	2,847,687	2,848,352
FHLMC	3.50	4-1-2043	807,192	807,381
FHLMC	3.50	4-1-2043	8,102,559	8,104,450
FHLMC	3.50	4-1-2043	1,484,837	1,485,184
FHLMC	3.50	4-1-2043	1,126,821	1,127,084
FHLMC	3.50	4-1-2043	2,904,325	2,905,003
FHLMC	3.50	5-1-2043	3,484,735	3,485,549
FHLMC	3.50	5-1-2043	8,602,454	8,604,461
FHLMC	3.50	8-1-2043	1,381,193	1,381,515
FHLMC	4.00	3-1-2029	543,097	584,496
FHLMC	4.00	6-1-2033	604,783	634,728
FHLMC	4.00	8-1-2033	569,330	597,510
FHLMC	4.00	11-1-2033	949,396	1,011,216
FHLMC	4.00	2-1-2034	917,072	975,691
FHLMC	4.00	4-25-2034	3,236,000	3,419,542
FHLMC	4.50	6-1-2042	7,277,984	7,807,480
FHLMC	4.50	6-1-2042	5,227,677	5,608,497
FHLMC	4.50	6-1-2042	5,167,049	5,543,324
FHLMC	4.50	6-1-2042	3,837,051	4,116,411
FHLMC	4.50	9-1-2042	3,540,388	3,840,349
FHLMC	5.00	8-1-2039	17,275,644	19,169,491
FHLMC	5.00	4-1-2041	2,649,299	2,921,751
FHLMC	5.00	5-1-2041	2,312,132	2,538,048
FHLMC	5.00	8-1-2041	19,553,337	21,572,481
FHLMC	5.50	7-1-2038	8,143,643	9,133,020
FHLMC	6.00	8-1-2017	37,760	39,902
FHLMC	6.00	10-1-2017	86,912	91,006
FHLMC	6.00	2-1-2023	60,474	67,101
FHLMC	6.00	3-1-2034	470,309	529,411
FHLMC	6.00	3-1-2036	2,982,610	3,358,067
FHLMC	6.50	4-1-2021	18,834	19,914
FHLMC Series 1590 Class IA ±	1.20	10-15-2023	57,519	59,086
FHLMC Series 1897 Class K	7.00	9-15-2026	1,811	2,060

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 1935 Class FL ±	0.85%	2-15-2027	$4,419	$4,497
FHLMC Series 2423 Class MC	7.00	3-15-2032	27,812	32,224
FHLMC Series 2980 Class QA	6.00	5-15-2035	258,443	291,685
FHLMC Series 3529 Class AG	6.50	4-15-2039	4,651,742	5,202,532
FHLMC Series 3622 Class WA	5.50	9-15-2039	7,245,354	8,095,292
FHLMC Series 3645 Class KP	5.00	2-15-2040	6,772,139	7,475,710
FHLMC Series 3664 Class DA	4.00	11-15-2037	2,754,748	2,969,241
FHLMC Series 3876 Class NB	5.00	8-15-2038	4,324,826	4,762,823
FHLMC Series K003 Class AAB	4.77	5-25-2018	3,752,000	4,035,726
FHLMC Series T-48 Class 1A3 ±	5.83	7-25-2033	93,112	106,674
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	1,374,600	1,591,633
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	963,030	1,156,648
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	1,321,359	1,572,634
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	1,386,491	1,662,781
FNMA ±	2.03	6-1-2017	1,503	1,512
FNMA ±	2.47	9-1-2043	3,816,614	3,884,630
FNMA	2.50	7-1-2027	8,748,081	8,823,674
FNMA	2.50	10-1-2027	11,440,421	11,539,443
FNMA	2.50	11-1-2027	9,035,192	9,113,366
FNMA	2.50	11-1-2027	14,592,701	14,755,429
FNMA	2.50	12-1-2027	6,045,076	6,097,405
FNMA	2.50	12-1-2027	3,470,385	3,500,419
FNMA	2.50	2-1-2028	4,452,720	4,491,272
FNMA ±	2.52	2-1-2044	3,280,395	3,370,406
FNMA ±	2.56	5-1-2043	1,858,905	1,846,525
FNMA ±	2.77	6-1-2042	13,958,395	14,192,905
FNMA ±	2.79	1-1-2044	3,880,236	3,985,456
FNMA ±	2.81	3-1-2042	4,590,445	4,690,085
FNMA ±	2.85	12-1-2043	3,203,357	3,300,075
FNMA ±	2.94	5-1-2042	12,342,778	12,644,576
FNMA %%	3.00	4-1-2029	5,800,000	5,986,688
FNMA	3.00	2-1-2033	2,136,504	2,135,179
FNMA	3.00	3-1-2033	1,005,768	1,005,166
FNMA	3.00	3-1-2033	1,554,448	1,553,575
FNMA	3.00	5-1-2033	5,031,326	5,028,398
FNMA	3.00	12-1-2037	457,316	440,187
FNMA	3.00	2-1-2038	291,631	280,708
FNMA	3.00	2-1-2038	253,906	244,396
FNMA	3.00	4-1-2038	306,544	295,062
FNMA	3.00	10-1-2042	3,863,810	3,718,999
FNMA	3.00	11-1-2042	5,030,414	4,841,892
FNMA	3.00	1-1-2043	2,404,895	2,314,899
FNMA	3.00	2-1-2043	10,882,838	10,477,479
FNMA	3.00	2-1-2043	2,024,342	1,948,725
FNMA	3.00	2-1-2043	690,270	664,474
FNMA	3.00	2-1-2043	7,948,244	7,650,574
FNMA	3.00	3-1-2043	17,369,379	16,718,140
FNMA	3.00	4-1-2043	1,686,689	1,623,770
FNMA ±	3.00	12-1-2043	4,654,482	4,835,986
FNMA %%	3.00	3-1-2044	18,700,000	18,162,375
FNMA %%	3.00	4-1-2044	45,900,000	44,472,797
FNMA ±	3.01	12-1-2043	4,012,687	4,169,540
FNMA ±	3.02	12-1-2043	3,554,978	3,695,340
FNMA ±	3.14	2-1-2044	4,990,185	5,171,661
FNMA ±	3.20	2-1-2044	3,984,754	4,138,451
FNMA	3.50	7-1-2032	5,250,767	5,409,474
FNMA	3.50	3-1-2033	998,535	1,028,715
FNMA	3.50	5-1-2033	652,419	672,132
FNMA	3.50	7-1-2033	1,358,800	1,399,860
FNMA	3.50	8-1-2042	3,822,723	3,830,742
FNMA	3.50	9-1-2042	31,251,684	31,317,233
FNMA %%	3.50	3-1-2044	33,200,000	33,651,314
FNMA	4.00	12-1-2028	1,260,546	1,356,057
FNMA	4.00	1-1-2029	242,934	261,778
FNMA	4.00	1-1-2029	750,907	809,148

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	1-1-2029	$6,781,166	$7,243,992
FNMA %%	4.00	3-1-2029	7,900,000	8,428,313
FNMA %%	4.00	4-1-2029	3,400,000	3,621,000
FNMA	4.00	9-1-2033	1,346,913	1,431,726
FNMA	4.00	10-1-2033	669,343	712,648
FNMA	4.00	10-1-2033	839,920	894,107
FNMA	4.00	10-1-2033	767,506	812,153
FNMA	4.00	11-1-2033	19,703,992	20,865,063
FNMA	4.00	11-1-2033	873,986	929,877
FNMA	4.00	11-1-2033	902,876	955,339
FNMA	4.00	11-1-2033	286,045	304,496
FNMA	4.00	11-1-2033	2,875,416	3,060,954
FNMA	4.00	11-1-2033	2,464,416	2,623,837
FNMA	4.00	11-1-2033	473,345	500,918
FNMA	4.00	12-1-2033	1,771,267	1,884,185
FNMA	4.00	1-1-2034	1,395,497	1,483,369
FNMA	4.00	2-1-2034	2,382,881	2,535,433
FNMA	4.00	2-1-2034	1,316,629	1,401,732
FNMA	4.00	2-1-2034	1,273,055	1,348,267
FNMA	4.00	2-1-2034	1,765,696	1,870,013
FNMA	4.00	3-1-2034	2,416,000	2,563,228
FNMA %%	4.00	3-1-2044	500,000	523,867
FNMA %%	4.00	4-1-2044	10,700,000	11,177,321
FNMA %%	4.50	4-1-2044	3,700,000	3,962,902
FNMA	5.00	3-1-2041	567,525	627,592
FNMA	5.00	6-1-2041	1,622,436	1,794,673
FNMA	5.00	7-1-2041	12,899,443	14,433,280
FNMA	5.00	8-1-2041	1,933,840	2,139,525
FNMA	5.00	8-1-2041	4,787,862	5,307,280
FNMA	5.00	8-1-2041	1,914,983	2,134,367
FNMA	5.00	9-1-2041	2,149,830	2,379,272
FNMA	5.37	4-1-2017	2,460,000	2,673,836
FNMA	5.40	5-1-2017	3,162,990	3,448,415
FNMA	5.50	9-1-2034	1,456,764	1,590,484
FNMA	5.50	4-1-2036	991,791	1,093,203
FNMA	5.50	7-1-2039	1,641,976	1,828,266
FNMA	5.50	4-1-2040	4,976,434	5,612,229
FNMA	6.00	5-1-2017	41,215	43,301
FNMA	6.00	11-1-2017	10,539	11,072
FNMA	6.00	4-1-2022	26,294	29,253
FNMA	6.00	2-1-2029	24,515	27,645
FNMA	6.00	3-1-2033	123,225	138,690
FNMA	6.00	11-1-2033	44,281	49,800
FNMA	6.00	3-1-2034	19,487,361	21,917,645
FNMA	6.00	8-1-2034	1,952,536	2,195,510
FNMA	6.00	8-1-2034	1,061,273	1,192,959
FNMA	6.00	11-1-2034	1,468,013	1,650,846
FNMA	6.00	4-1-2035	412,824	464,080
FNMA	6.00	11-1-2035	320,578	360,538
FNMA	6.00	12-1-2035	2,949,154	3,313,681
FNMA	6.00	7-1-2037	6,749,876	7,589,187
FNMA	6.00	7-1-2037	1,610,391	1,810,314
FNMA	6.06	9-1-2016	1,334,308	1,414,877
FNMA	6.50	6-1-2017	46,099	48,372
FNMA	6.50	7-1-2017	71,972	75,634
FNMA	6.50	10-1-2036	2,617,879	2,966,038
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	776,412	864,479
FNMA Series 1999-54 Class LH	6.50	11-25-2029	30,027	33,504
FNMA Series 2002-14 Class A2	7.00	1-25-2042	549,721	630,064
FNMA Series 2002-33 Class A2	7.50	6-25-2032	1,032,221	1,223,490
FNMA Series 2002-95 Class DB	6.00	1-25-2033	4,102,291	4,726,106
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	2,114,000	2,312,777
FNMA Series 2004-45 Class VB	4.50	10-25-2028	1,066	1,066
FNMA Series 2005-31 Class PB	5.50	4-25-2035	75,000	84,534
FNMA Series 2005-5 Class PA	5.00	1-25-2035	1,959,711	2,125,261

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2006-56 Class CA	6.00%	7-25-2036	$815,198	$904,342
FNMA Series 2009-20 Class DT	4.50	4-25-2039	986,018	1,064,267
FNMA Series 2012-130 Class DC	3.00	12-25-2042	36,927,531	35,260,843
FNMA Series 2012-133 Class JP	2.50	7-25-2042	9,126,306	8,885,846
FNMA Series 2012-134 Class LC	3.00	12-25-2042	3,488,150	3,431,088
FNMA Series 2013-121 Class LB	3.00	12-25-2043	12,265,362	12,645,662
FNMA Series 2013-41 Class WG	2.50	11-25-2042	2,673,783	2,635,182
FNMA Series 416 Class A350	3.50	11-25-2042	13,314,920	13,585,254
GNMA %%	3.50	3-1-2044	17,000,000	17,491,405
GNMA %%	4.00	3-1-2044	26,700,000	28,305,127
GNMA %%	4.00	4-1-2044	48,400,000	51,143,293
GNMA	7.00	11-15-2029	71,999	85,158
GNMA	7.75	9-20-2020	46,046	47,627
GNMA	7.75	3-20-2021	83,395	91,542
GNMA	7.75	7-20-2021	31,740	32,073
GNMA	8.05	7-15-2019	38,474	42,211
GNMA	8.05	7-15-2019	1,847	1,854
GNMA	8.05	8-15-2019	15,872	15,947
GNMA	8.05	9-15-2019	13,029	13,091
GNMA	8.05	10-15-2019	11,728	11,783
GNMA	8.05	10-15-2019	3,214	3,228
GNMA	8.05	11-15-2019	1,259	1,264
GNMA	8.05	11-15-2019	11,211	11,264
GNMA	8.05	2-15-2020	13,072	13,323
GNMA	8.05	10-15-2020	11,345	11,399
Total Agency Securities (Cost $946,008,972)				943,980,326

Asset-Backed Securities : 14.18%
Ally Auto Receivables Trust Series 2010-2 Class A4	2.09	5-15-2015	150,186	150,333
Ally Auto Receivables Trust Series 2010-4 Class A4	1.35	12-15-2015	3,530,483	3,541,138
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	5,948,600	5,980,877
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	7,270,325	7,319,908
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	937,659	940,020
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	4,026,677	4,033,587
Ally Auto Receivables Trust Series 2013-1 Class A4	0.84	2-15-2018	6,414,000	6,396,714
Ally Master Owner Trust Series 2011-4 Class A1 ±	0.95	9-15-2016	3,274,000	3,281,268
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	4,023,000	4,024,730
Ally Master Owner Trust Series 2014-1 Class A1 ±	0.62	1-15-2019	5,584,000	5,590,483
American Express Issuance Trust II Series 2013-1 Class A ±	0.43	2-15-2019	7,097,000	7,102,770
American Express Issuance Trust II Series 2013-2 Class A ±	0.58	8-15-2019	9,282,000	9,320,121
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	4,583,000	4,588,692
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2	0.53	11-8-2016	1,250,282	1,250,579
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2	0.68	10-11-2016	9,515,993	9,521,512
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	9,484,000	9,491,293
Capital Auto Receivables Asset Trust Series 2013-2 Class A2	0.92	9-20-2016	5,137,000	5,153,007
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,734,000	2,761,266
Capital Auto Receivables Asset Trust Series 2013-3 Class A2	1.04	11-21-2016	2,871,000	2,884,187
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	3,248,000	3,286,021
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	4,062,000	4,062,301
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	5,521,000	5,536,442
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	7,466,000	7,488,913
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	3,175,000	3,193,301
Chase Issuance Trust Series 2012-A8 Class A8	0.54	10-16-2017	2,540,000	2,540,838
Chase Issuance Trust Series 2012-A9 Class A9 ±	0.30	10-16-2017	5,875,000	5,876,046
Chase Issuance Trust Series 2013-A2 Class A2 ±	0.25	2-15-2017	2,177,000	2,176,358
Chase Issuance Trust Series 2013-A7 Class A ±	0.58	9-15-2020	1,141,000	1,143,882
Chase Issuance Trust Series 2013-A9 Class A ±	0.57	11-16-2020	3,181,000	3,187,003
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1 ±	0.26	4-24-2017	5,291,000	5,290,386
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	10,464,000	10,581,155
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.59	9-10-2020	9,041,000	9,074,108
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	4,912,662	4,997,190
Discover Card Execution Note Trust Series 2013-A5 Class A5	1.04	4-15-2019	918,000	920,071
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.58	7-15-2021	8,939,000	8,952,748

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20%	2-15-2019	$12,423,000	$12,425,249
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	3,610,000	3,614,245
Honda Auto Receivables Owner Trust Series 2013-3 Class A2	0.54	1-15-2016	7,080,000	7,086,280
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	1,340,609	1,347,780
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.42	10-27-2036	4,046,703	3,973,863
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.33	11-23-2022	9,314,361	9,289,054
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.32	10-26-2026	9,654,256	9,629,251
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.24	11-27-2018	1,617,899	1,614,852
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.60	3-25-2026	17,148,000	16,964,791
Nelnet Student Loan Trust Series 2010-4A Class A ±144A	0.96	4-25-2046	2,520,253	2,555,217
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	325,738	325,750
Santander Drive Auto Receivables Trust Series 2012-5 Class A2	0.57	12-15-2015	178,035	178,048
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	2,293,000	2,296,811
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	1,953,000	1,954,062
Santander Drive Auto Receivables Trust Series 2013-2 Class A3	0.70	9-15-2017	10,752,000	10,769,171
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	7,051,165	7,054,874
Santander Drive Auto Receivables Trust Series 2014-1 Class A3	0.87	1-16-2018	3,214,000	3,220,389
SLM Student Loan Trust Series 2004-8A Class A5 ±144A	0.74	4-25-2024	9,153,965	9,188,192
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.34	4-25-2025	793,566	789,405
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.44	7-27-2026	3,329,311	3,378,718
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.34	1-25-2023	625,162	625,240
SLM Student Loan Trust Series 2006-5 Class A5 ±	0.35	1-25-2027	3,987,000	3,903,141
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.64	5-15-2028	2,171,043	2,167,324
SLM Student Loan Trust Series 2007-2 Class B ±	0.41	7-25-2025	2,516,000	2,168,168
SLM Student Loan Trust Series 2010-1 Class A ±	0.56	3-25-2025	2,029,852	2,036,518
SLM Student Loan Trust Series 2010-A Class 2A ±144A	3.40	5-16-2044	9,546,296	10,138,147
SLM Student Loan Trust Series 2012-6 Class B ±	1.16	4-27-2043	3,834,000	3,497,275
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.55	8-15-2025	6,316,419	6,391,629
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.25	8-15-2023	2,372,048	2,386,401
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.90	10-16-2023	6,569,315	6,581,869
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.90	6-15-2045	7,831,000	8,018,184
SLM Student Loan Trust Series 2013-1 Class A2 ±	0.41	9-25-2019	3,384,000	3,356,535
SLM Student Loan Trust Series 2013-1 Class B ±	1.96	11-25-2043	1,064,000	1,047,852
SLM Student Loan Trust Series 2013-2 Class B ±	1.66	6-25-2043	1,407,000	1,350,268
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.46	5-26-2020	3,507,000	3,505,425
SLM Student Loan Trust Series 2013-3 Class B ±	1.66	9-25-2043	1,836,000	1,733,459
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.56	10-26-2020	4,338,000	4,345,761
SLM Student Loan Trust Series 2013-6 Class A2 ±	0.66	2-25-2021	1,429,000	1,434,159
SLM Student Loan Trust Series 2013-A Class A1 ±144A	0.75	8-15-2022	4,680,437	4,680,437
SLM Student Loan Trust Series 2013-B Class A1 ±144A	0.80	7-15-2022	2,355,517	2,357,444
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	11,683,000	11,382,502
SLM Student Loan Trust Series 2013-C Class A1 ±144A	1.00	2-15-2022	5,351,562	5,371,892
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	5,460,000	5,580,884
SLM Student Loan Trust Series 2014-A Class A1 ±%%144A	0.60	7-15-2022	7,582,000	7,582,091
SLM Student Loan Trust Series 2014-A Class A2A %%144A	2.90	1-15-2026	2,545,000	2,545,030
SMS Student Loan Trust Series 2000-A Class A2 ±	0.43	10-28-2028	2,623,835	2,606,761
SMS Student Loan Trust Series 2000-B Class A2 ±	0.44	4-28-2029	2,865,088	2,853,398
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2	0.33	7-20-2015	1,248,026	1,247,823
World Financial Network Credit Card Master Trust Series 2013-B Class A	0.91	3-16-2020	7,266,000	7,255,886
World Financial Network Credit Card Master Trust Series 2014-A Class A ±	0.53	12-15-2019	5,394,000	5,396,298
Total Asset-Backed Securities (Cost $401,748,939)				402,843,051

Corporate Bonds and Notes : 17.37%
Consumer Discretionary : 1.84%
Auto Components : 0.14%
TRW Automotive Incorporated 144A	4.45	12-1-2023	3,895,000	3,895,000

Automobiles : 0.85%
Daimler Finance North America LLC 144A	1.88	9-15-2014	3,751,000	3,778,521
Daimler Finance North America LLC 144A	1.88	1-11-2018	2,804,000	2,819,057

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Automobiles (continued)
Daimler Finance North America LLC 144A	2.38%	8-1-2018	$4,040,000	$4,105,262
Ford Motor Credit Company LLC	4.38	8-6-2023	5,348,000	5,544,491
General Motors Corporation 144A	3.50	10-2-2018	3,850,000	3,975,125
General Motors Corporation 144A	4.88	10-2-2023	2,480,000	2,597,800
General Motors Corporation 144A	6.25	10-2-2043	1,315,000	1,456,363
				24,276,619

Hotels, Restaurants & Leisure : 0.07%
Yum! Brands Incorporated	5.35	11-1-2043	2,015,000	2,098,776

Media : 0.78%
Comcast Corporation	3.60	3-1-2024	4,450,000	4,485,426
Comcast Corporation	4.25	1-15-2033	1,435,000	1,415,722
Comcast Corporation	4.75	3-1-2044	3,350,000	3,406,655
DIRECTV Holdings LLC	3.80	3-15-2022	1,315,000	1,300,219
DIRECTV Holdings LLC	6.00	8-15-2040	765,000	794,541
Thompson Reuters Corporation	1.30	2-23-2017	2,565,000	2,563,079
Thompson Reuters Corporation	5.65	11-23-2043	725,000	766,653
Viacom Incorporated	4.25	9-1-2023	3,410,000	3,522,087
Viacom Incorporated	5.85	9-1-2043	3,430,000	3,764,758
				22,019,140

Consumer Staples : 1.26%
Beverages : 0.58%
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	6,295,000	6,350,623
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	2,350,000	2,392,004
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	2,095,000	2,625,978
PepsiCo Incorporated	2.25	1-7-2019	5,150,000	5,210,446
				16,579,051

Food & Staples Retailing : 0.11%
CVS Caremark Corporation	4.00	12-5-2023	1,795,000	1,841,444
CVS Caremark Corporation	5.30	12-5-2043	1,020,000	1,121,028
				2,962,472

Food Products : 0.47%
Tyson Foods Incorporated	4.50	6-15-2022	3,170,000	3,292,286
WM Wrigley Jr Company 144A	2.00	10-20-2017	1,315,000	1,325,296
WM Wrigley Jr Company 144A	2.40	10-21-2018	1,720,000	1,737,026
WM Wrigley Jr Company 144A	2.90	10-21-2019	3,453,000	3,499,004
WM Wrigley Jr Company 144A	3.38	10-21-2020	3,550,000	3,618,678
				13,472,290
Tobacco : 0.10%
Altria Group Incorporated	4.00	1-31-2024	1,410,000	1,410,338
Altria Group Incorporated	5.38	1-31-2044	1,230,000	1,284,161
				2,694,499

Energy : 1.81%
Energy Equipment & Services : 0.23%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	2,485,000	2,446,604
Halliburton Company	2.00	8-1-2018	4,195,000	4,240,222
				6,686,826

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 1.58%
Buckeye Partners LP	5.85%	11-15-2043	$1,545,000	$1,614,961
DCP Midstream Operating Company	4.95	4-1-2022	2,338,000	2,459,429
Devon Energy Corporation	1.20	12-15-2016	4,515,000	4,530,852
Dominion Gas Holdings LLC 144A	4.80	11-1-2043	1,450,000	1,471,850
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,315,000	3,478,516
Energy Transfer Partners LP	5.15	2-1-2043	910,000	871,108
Enterprise Products Operating LLC	5.10	2-15-2045	2,485,000	2,541,308
Kerr-McGee Corporation	6.95	7-1-2024	4,665,000	5,684,354
Kinder Morgan Energy Partners LP	4.15	2-1-2024	2,405,000	2,384,735
Kinder Morgan Energy Partners LP	5.00	3-1-2043	1,345,000	1,269,472
Kinder Morgan Energy Partners LP	5.50	3-1-2044	1,655,000	1,670,709
Magellan Midstream Partners LP	5.15	10-15-2043	2,575,000	2,688,555
Murphy Oil Corporation	3.70	12-1-2022	3,955,000	3,782,143
Rowan Companies Incorporated	5.40	12-1-2042	1,744,000	1,655,021
Spectra Energy Partners LP	2.95	9-25-2018	1,720,000	1,771,698
TC Pipelines LP	4.65	6-15-2021	958,000	993,746
Western Gas Partners	5.38	6-1-2021	1,010,000	1,090,435
Williams Partners LP %%	4.30	3-4-2024	2,690,000	2,695,485
WPX Energy Incorporated	6.00	1-15-2022	2,165,000	2,202,888
				44,857,265

Financials : 7.24%
Banks : 0.59%
HSBC USA Incorporated	2.38	2-13-2015	4,161,000	4,238,557
Inter-American Development Bank	4.38	1-24-2044	1,080,000	1,112,149
Inter-American Development Bank Series GMTN	3.88	10-28-2041	3,038,000	2,893,215
JPMorgan Chase & Company	4.85	2-1-2044	2,095,000	2,150,272
Rabobank Nederland NV	2.25	1-14-2019	6,420,000	6,461,223
				16,855,416

Capital Markets : 1.55%
Five Corners Funding Trust 144A	4.42	11-15-2023	6,280,000	6,411,064
Goldman Sachs Group Incorporated	2.63	1-31-2019	5,495,000	5,526,442
Goldman Sachs Group Incorporated %%	4.00	3-3-2024	6,200,000	6,207,738
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,355,000	1,625,642
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,401,000	1,617,481
Lazard Group LLC	4.25	11-14-2020	3,295,000	3,467,282
Lazard Group LLC	6.85	6-15-2017	6,665,000	7,617,835
Morgan Stanley	2.50	1-24-2019	2,340,000	2,349,622
Morgan Stanley	5.00	11-24-2025	2,795,000	2,904,282
Morgan Stanley	5.38	10-15-2015	3,350,000	3,591,384
Morgan Stanley	5.50	7-28-2021	2,348,000	2,675,473
				43,994,245

Consumer Finance : 0.93%
American Express Credit Corporation	1.75	6-12-2015	7,054,000	7,169,820
Capital One Bank USA NA	1.15	11-21-2016	3,130,000	3,133,934
Murray Street Investment Trust I	4.65	3-9-2017	6,081,000	6,590,716
Toyota Motor Credit Corporation	2.10	1-17-2019	7,865,000	7,923,099
Toyota Motor Credit Corporation	3.40	9-15-2021	1,590,000	1,646,164
				26,463,733

Diversified Financial Services : 2.20%
Bank of America Corporation	1.13	11-14-2016	9,741,000	9,752,241
Bank of America Corporation	1.50	10-9-2015	11,101,000	11,220,080
Bank of America Corporation	2.60	1-15-2019	7,640,000	7,734,178
Bank of America Corporation	4.13	1-22-2024	6,990,000	7,149,540
Bank of America Corporation	5.00	1-21-2044	1,860,000	1,938,339
Bank of America Corporation	6.00	9-1-2017	3,820,000	4,362,157

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Citigroup Incorporated	1.70%	7-25-2016	$3,820,000	$3,871,952
Citigroup Incorporated	2.65	3-2-2015	2,233,000	2,277,218
Citigroup Incorporated	4.45	1-10-2017	4,739,000	5,149,890
Discover Bank	4.20	8-8-2023	2,575,000	2,642,594
General Electric Capital Corporation	5.88	1-14-2038	3,685,000	4,364,127
Glencore Funding LLC 144A	2.50	1-15-2019	2,205,000	2,169,855
				62,632,171

Insurance : 0.83%
American International Group Incorporated	6.40	12-15-2020	2,070,000	2,481,781
American International Group Incorporated ±	8.18	5-15-2068	855,000	1,101,069
Assurant Incorporated	2.50	3-15-2018	3,350,000	3,357,655
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	5,115,000	5,238,890
Liberty Mutual Group Incorporated 144A	4.25	6-15-2023	3,988,000	3,977,272
Liberty Mutual Group Incorporated 144A	6.50	5-1-2042	1,911,000	2,233,422
Markel Corporation	3.63	3-30-2023	1,410,000	1,362,290
Markel Corporation	4.90	7-1-2022	1,980,000	2,117,319
W.R. Berkley Corporation	4.63	3-15-2022	1,724,000	1,807,640
				23,677,338

REITs : 1.14%
American Tower Corporation	3.50	1-31-2023	2,763,000	2,619,562
American Tower Corporation	4.50	1-15-2018	2,943,000	3,201,292
American Tower Corporation	5.05	9-1-2020	2,196,000	2,389,393
AvalonBay Communities Incorporated	3.63	10-1-2020	1,140,000	1,180,101
Boston Properties LP	3.13	9-1-2023	1,695,000	1,602,651
Boston Properties LP	3.80	2-1-2024	2,575,000	2,567,620
DDR Corporation	3.38	5-15-2023	3,830,000	3,617,592
DDR Corporation	4.63	7-15-2022	4,020,000	4,219,637
Federal Realty Investment Trust	3.00	8-1-2022	3,160,000	3,067,137
Federal Realty Investment Trust	3.95	1-15-2024	1,835,000	1,873,997
Mid America Apartments LP	4.30	10-15-2023	2,565,000	2,593,659
Prologis LP	4.25	8-15-2023	1,577,000	1,612,629
Tanger Properties LP	3.88	12-1-2023	1,720,000	1,721,335
				32,266,605

Health Care : 1.46%
Biotechnology : 0.29%
Amgen Incorporated	5.38	5-15-2043	3,040,000	3,303,158
Celgene Corporation	2.30	8-15-2018	2,220,000	2,237,793
Celgene Corporation	5.25	8-15-2043	2,390,000	2,564,544
				8,105,495

Health Care Equipment & Supplies : 0.20%
Boston Scientific Corporation	4.13	10-1-2023	1,870,000	1,897,536
St. Jude Medical Incorporated	3.25	4-15-2023	3,880,000	3,762,071
				5,659,607

Health Care Providers & Services : 0.34%
Express Scripts Holding Company	2.10	2-12-2015	4,630,000	4,694,551
WellPoint Incorporated	3.13	5-15-2022	4,030,000	3,879,870
Wellpoint Incorporated	5.10	1-15-2044	1,195,000	1,231,292
				9,805,713

Life Sciences Tools & Services : 0.25%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	3,850,000	3,850,412

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	2.40%	2-1-2019	$1,610,000	$1,613,642
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	1,615,000	1,660,475
				7,124,529

Pharmaceuticals : 0.38%
Merck & Company Incorporated	2.80	5-18-2023	2,700,000	2,582,180
Mylan Incorporated	5.40	11-29-2043	1,010,000	1,066,052
Novartis Capital Corporation	4.40	5-6-2044	3,070,000	3,098,459
Pfizer Incorporated	3.00	6-15-2023	2,165,000	2,102,455
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	2,149,000	2,065,215
				10,914,361

Industrials : 0.46%
Aerospace & Defense : 0.26%
Northrop Grumman Corporation	3.25	8-1-2023	4,290,000	4,122,952
Northrop Grumman Corporation	4.75	6-1-2043	3,305,000	3,297,088
				7,420,040

Machinery : 0.06%
Crane Company	4.45	12-15-2023	1,575,000	1,626,285

Road & Rail : 0.14%
ERAC USA Finance LLC 144A	5.63	3-15-2042	3,653,000	3,957,521

Information Technology : 0.78%
Communications Equipment : 0.28%
Cisco Systems Incorporated %%	3.63	3-4-2024	6,865,000	6,916,803
Juniper Networks Incorporated %%	4.50	3-15-2024	905,000	906,817
				7,823,620

Internet Software & Services : 0.12%
Google Incorporated	3.38	2-25-2024	3,520,000	3,549,804

IT Services : 0.22%
IBM Corporation	3.63	2-12-2024	6,260,000	6,296,452

Software : 0.16%
Microsoft Corporation	4.88	12-15-2043	1,860,000	1,999,746
Oracle Corporation	3.63	7-15-2023	2,440,000	2,476,827
				4,476,573

Materials : 0.15%
Chemicals : 0.09%
Mosaic Company	5.45	11-15-2033	1,130,000	1,202,712
Mosaic Company	5.63	11-15-2043	1,260,000	1,337,508
				2,540,220

Metals & Mining : 0.06%
Nucor Corporation	4.00	8-1-2023	1,585,000	1,598,973

Telecommunication Services : 0.95%
Diversified Telecommunication Services : 0.95%
AT&T Incorporated	1.60	2-15-2017	4,320,000	4,366,600

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
AT&T Incorporated	4.30%	12-15-2042	$1,070,000	$951,102
Verizon Communications Incorporated	4.50	9-15-2020	2,010,000	2,177,602
Verizon Communications Incorporated	5.15	9-15-2023	7,825,000	8,574,439
Verizon Communications Incorporated	6.40	9-15-2033	5,739,000	6,825,347
Verizon Communications Incorporated	6.55	9-15-2043	3,340,000	4,089,770
				26,984,860

Utilities : 1.42%
Electric Utilities : 0.72%
Ameren Corporation	8.88	5-15-2014	4,050,000	4,114,642
American Electric Power Company	1.65	12-15-2017	4,130,000	4,130,599
Duke Energy Corporation	3.95	10-15-2023	1,535,000	1,573,914
Duke Energy Ohio Incorporated	3.80	9-1-2023	1,665,000	1,722,083
MidAmerican Energy Holdings Company	2.40	3-15-2019	2,930,000	2,995,676
MidAmerican Energy Holdings Company	4.80	9-15-2043	220,000	235,421
MidAmerican Energy Holdings Company 144A	5.15	11-15-2043	1,535,000	1,643,617
Pacific Gas & Electric Corporation	4.75	2-15-2044	1,085,000	1,101,582
Southwestern Electric Power Company	3.55	2-15-2022	1,401,000	1,405,346
Virginia Electric & Power Company	4.45	2-15-2044	1,490,000	1,503,558
				20,426,438

Gas Utilities : 0.21%
ONEOK Partners LP	2.00	10-1-2017	2,565,000	2,592,815
ONEOK Partners LP	3.20	9-15-2018	2,285,000	2,378,941
ONEOK Partners LP	6.20	9-15-2043	885,000	1,006,841
				5,978,597
Multi-Utilities : 0.49%
Dominion Resources Incorporated	8.88	1-15-2019	3,580,000	4,578,688
Louisville Gas & Electric Company	4.65	11-15-2043	980,000	1,026,207
Pacific Gas & Electric Corporation	3.25	6-15-2023	3,163,000	3,087,284
Puget Energy Incorporated	6.00	9-1-2021	4,585,000	5,290,421
				13,982,600

Total Corporate Bonds and Notes (Cost $481,513,657)				493,703,134

Municipal Obligations : 1.04%
California : 0.26%
California Build America Bonds (GO)	7.60	11-1-2040	2,500,000	3,527,275
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	2,915,000	3,960,815
				7,488,090

Illinois : 0.14%
Illinois Finance Authority (GO)	5.37	3-1-2017	1,990,000	2,172,045
Illinois Finance Authority (GO)	5.88	3-1-2019	1,595,000	1,786,528
				3,958,573

Nevada : 0.14%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	3,035,000	3,975,031

New Jersey : 0.17%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	3,667,000	5,012,056

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York : 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46%	10-1-2062	$3,930,000	$3,650,616

Ohio : 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,144,000	1,094,179

Texas : 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	3,355,000	4,445,576

Total Municipal Obligations (Cost $24,578,782)				29,624,121

Non-Agency Mortgage Backed Securities : 6.99%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-2041	156,162	156,224
Bear Stearns Commercial Mortgage Securities Incorporated Series 2006-PW11 Class A4 ±	5.44	3-11-2039	3,156,556	3,387,354
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 ±144A	4.96	4-15-2044	5,002,000	5,572,113
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class AAB %%	3.64	3-10-2047	2,145,000	2,209,298
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	2,579,000	2,779,148
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A3	3.07	12-10-2044	1,995,000	2,055,490
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A1	1.34	7-10-2045	3,002,496	3,018,021
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	4,220,000	4,450,416
Commercial Mortgage Trust Series 2013-CR11 Class A4	4.26	10-10-2046	3,956,000	4,177,864
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	484,236	485,121
Commercial Mortgage Trust Series 2013-CR12 Class A4	4.05	10-10-2046	1,093,000	1,133,814
Commercial Mortgage Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	4,053,000	4,200,404
Commercial Mortgage Trust Series 2013-CR7 Class A4	3.21	3-10-2046	2,433,000	2,385,279
Commercial Mortgage Trust Series 2014-CR15 Class A4 ±	4.07	2-10-2047	1,596,000	1,661,671
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83	11-15-2037	877,019	892,126
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	2,259,000	2,361,830
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	2,899,133	3,036,978
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A3 144A	5.00	11-10-2046	4,546,000	5,105,608
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	4,836,000	5,280,622
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	1,964,000	2,063,856
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	3,456,000	3,581,812
GS Mortgage Securities Trust Series 2005-GG4 Class A4	4.75	7-10-2039	1,721,470	1,777,240
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.81	8-10-2045	3,340,281	3,687,209
GS Mortgage Securities Trust Series 2013-GC16 Class A3	4.24	11-10-2046	3,941,000	4,153,132
GS Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	5,273,000	5,525,645
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	10,884,169	12,233,512
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	2,279,429	2,295,665
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4 ±	5.48	12-12-2044	1,669,731	1,778,949
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	5,605,803	6,059,184
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-2047	455,309	459,214
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	2-15-2051	2,887,764	3,215,479
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A3 144A	4.07	11-15-2043	8,538,000	9,102,891

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30%	8-5-2032	$1,723,198	$1,804,210
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A3 144A	4.39	2-15-2046	8,724,000	9,572,514
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C4 Class A4 144A	4.39	7-15-2046	3,702,000	4,004,986
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	2,900,000	2,848,287
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013 Class C14 ±	3.76	8-15-2046	1,558,000	1,635,803
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C12 Class A1	1.08	7-15-2045	2,886,767	2,885,488
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C14 Class A2	3.02	8-15-2046	1,364,000	1,421,163
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	3,980,000	4,148,505
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	561,958	569,517
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	5.88	7-15-2044	1,592,157	1,603,130
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	5,717,922	5,749,359
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A3 ±	3.97	7-15-2046	3,837,000	4,009,059
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-2045	2,874,000	2,858,262
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	7,596,000	7,435,018
Morgan Stanley Capital I Trust Series 2004-HQ4 Class A7	4.97	4-14-2040	2,249,616	2,262,889
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	6,128,000	6,431,434
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.27	2-25-2047	137,385	126,108
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	7,793,000	7,738,402
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	77,849	78,242
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-2041	204,428	208,345
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.68	2-25-2028	61,151	60,195
Trade Maps Limited Series 2013-1A Class A ±144A	0.86	12-10-2018	6,989,000	7,010,806
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A4	3.53	5-10-2063	1,843,000	1,863,878
UBS Barclays Commercial Mortgage Trust Series 2012-C3 Class A3	2.73	8-10-2049	4,330,000	4,331,979
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	1,177,516	1,152,043
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class ASB	2.79	4-10-2046	6,591,000	6,558,137
Total Non-Agency Mortgage Backed Securities (Cost $197,334,775)				198,650,928

U.S. Treasury Securities : 26.74%
U.S. Treasury Bond	2.75	8-15-2042	8,750,000	7,423,833
U.S. Treasury Bond	3.13	11-15-2041	1,709,000	1,575,218
U.S. Treasury Bond	3.13	2-15-2043	20,513,000	18,769,395
U.S. Treasury Bond	3.63	8-15-2043	18,024,000	18,147,915
U.S. Treasury Bond	3.63	2-15-2044	3,890,000	3,914,313
U.S. Treasury Bond	3.75	11-15-2043	8,148,000	8,392,440
U.S. Treasury Note	0.25	9-30-2015	24,408,000	24,421,351
U.S. Treasury Note	0.25	10-15-2015	14,271,000	14,273,226
U.S. Treasury Note	0.25	10-31-2015	15,964,000	15,966,490
U.S. Treasury Note	0.25	12-31-2015	41,925,000	41,906,972
U.S. Treasury Note	0.25	2-29-2016	20,520,000	20,489,548
U.S. Treasury Note	0.38	8-31-2015	35,293,000	35,383,985
U.S. Treasury Note	0.38	1-31-2016	25,519,000	25,554,880
U.S. Treasury Note ##	0.63	8-15-2016	33,136,000	33,247,304
U.S. Treasury Note	0.63	10-15-2016	59,869,000	59,981,254
U.S. Treasury Note	0.63	2-15-2017	95,813,000	95,670,814
U.S. Treasury Note	0.63	9-30-2017	48,221,000	47,629,521
U.S. Treasury Note	0.75	1-15-2017	22,996,000	23,064,275
U.S. Treasury Note	1.50	1-31-2019	28,955,000	28,968,580
U.S. Treasury Note	1.50	2-28-2019	85,908,000	85,867,731
U.S. Treasury Note ##	2.13	1-31-2021	15,287,000	15,301,339
U.S. Treasury Note	2.13	2-28-2021	37,808,000	37,483,078
U.S. Treasury Note	2.75	11-15-2023	3,852,000	3,892,928

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note ##	2.75%	2-15-2024	$18,851,000	$19,007,105
U.S. Treasury Note ##	3.13	4-30-2017	68,591,000	73,585,248
Total U.S. Treasury Securities (Cost $757,481,110)				759,918,743

Yankee Corporate Bonds and Notes : 5.16%
Consumer Discretionary : 0.18%
Textiles, Apparel & Luxury Goods : 0.18%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	5,019,000	5,075,710

Consumer Staples : 0.33%
Beverages : 0.33%
Diageo Capital plc	1.13	4-29-2018	3,445,000	3,372,727
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	1,335,000	1,220,047
Pernod Ricard SA 144A	5.75	4-7-2021	4,294,000	4,874,210
				9,466,984

Energy : 1.25%
Energy Equipment & Services : 0.07%
Weatherford International Limited	4.50	4-15-2022	1,105,000	1,152,966
Weatherford International Limited	5.95	4-15-2042	785,000	834,261
				1,987,227

Oil, Gas & Consumable Fuels : 1.18%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	1,723,000	1,878,115
Ecopetrol SA	7.38	9-18-2043	3,675,000	4,143,563
Husky Energy Incorporated	7.25	12-15-2019	1,816,000	2,245,328
Petrobras Global Finance Company	3.00	1-15-2019	3,860,000	3,682,664
Petroleos Mexicanos Company ±	2.26	7-18-2018	1,665,000	1,727,438
Petroleos Mexicanos Company	4.88	1-18-2024	1,620,000	1,665,987
Petroleos Mexicanos Company	5.50	6-27-2044	2,105,000	1,990,884
Petroleos Mexicanos Company 144A	6.38	1-23-2045	3,110,000	3,302,518
Statoil ASA	2.90	11-8-2020	3,075,000	3,117,915
Talisman Energy Incorporated	3.75	2-1-2021	1,595,000	1,591,620
TransCanada Pipelines Limited	4.63	3-1-2034	3,870,000	3,918,816
Transocean Incorporated	6.38	12-15-2021	3,702,000	4,154,336
				33,419,184

Financials : 2.07%
Banks : 1.61%
HSBC Holdings plc	4.00	3-30-2022	2,070,000	2,145,903
ING Bank NV 144A	5.80	9-25-2023	4,145,000	4,435,063
Intesa Sanpaolo SpA	2.38	1-13-2017	4,250,000	4,260,366
Norddeutsche Landesbank Pfandbriefe 144A	2.00	2-5-2019	12,700,000	12,667,107
Rabobank Nederland NV	5.75	12-1-2043	2,025,000	2,207,153
Royal Bank of Scotland Group plc	6.00	12-19-2023	6,235,000	6,422,318
Societe Generale 144A	5.00	1-17-2024	2,705,000	2,739,600
Standard Chartered plc 144A	3.95	1-11-2023	3,750,000	3,575,175
Swedbank AB 144A	2.38	2-27-2019	7,205,000	7,226,889
				45,679,574

Diversified Financial Services : 0.39%
Deutsche Bank AG London	2.50	2-13-2019	4,735,000	4,778,941

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Volkswagen International Finance NV 144A	1.13%	11-18-2016	$6,475,000	$6,487,665
				11,266,606

Insurance : 0.07%
XLIT Limited	5.25	12-15-2043	1,780,000	1,904,596

Health Care : 0.16%
Pharmaceuticals : 0.16%
Perrigo Company 144A	2.30	11-8-2018	2,990,000	2,995,235
Perrigo Company 144A	4.00	11-15-2023	1,355,000	1,367,228
				4,362,463

Materials : 0.50%
Chemicals : 0.17%
LYB International Finance BV	4.00	7-15-2023	1,720,000	1,754,342
LYB International Finance BV	4.88	3-15-2044	2,000,000	2,000,330
LYB International Finance BV	5.25	7-15-2043	1,070,000	1,128,806
				4,883,478

Metals & Mining : 0.33%
BHP Billiton Finance USA Limited	5.00	9-30-2043	2,895,000	3,059,335
Codelco Incorporated 144A	5.63	10-18-2043	1,935,000	1,974,366
Vale SA	5.63	9-11-2042	2,165,000	2,022,677
Xstrata Finance Canada 144A	2.05	10-23-2015	2,208,000	2,237,040
				9,293,418

Telecommunication Services : 0.44%
Diversified Telecommunication Services : 0.25%
British Telecommunications plc	1.25	2-14-2017	1,725,000	1,729,185
Telefonica Chile SA 144A	3.88	10-12-2022	2,740,000	2,562,114
Telefonica Emisiones SAU	4.57	4-27-2023	2,700,000	2,751,494
				7,042,793

Wireless Telecommunication Services : 0.19%
America Movil SAB de CV	3.13	7-16-2022	5,790,000	5,474,294

Utilities : 0.23%
Electric Utilities : 0.23%
Comision Federal de Electricidad 144A	4.88	1-15-2024	2,100,000	2,126,250
Electricite de France 144A	4.88	1-22-2044	1,775,000	1,760,571
Electricite de France 144A	6.00	1-22-2114	2,605,000	2,705,040
				6,591,861

Total Yankee Corporate Bonds and Notes (Cost $144,700,129)				146,448,188

Yankee Government Bonds : 2.19%
Federal Republic of Brazil	4.25	1-7-2025	6,250,000	6,015,625
Hashemite Kingdom of Jordan	2.50	10-30-2020	4,204,000	4,227,774
Japan Bank for International Cooperation	1.75	7-31-2018	6,605,000	6,630,218
Japan Bank for International Cooperation	3.38	7-31-2023	3,950,000	4,002,085
Province of Quebec	2.63	2-13-2023	4,040,000	3,852,980
Republic of Poland	4.00	1-22-2024	5,203,000	5,242,023
Republic of Slovenia 144A	4.13	2-18-2019	2,775,000	2,851,313

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Slovenia 144A		4.75%	5-10-2018	$3,575,000	$3,794,398
Republic of Slovenia 144A		5.25	2-18-2024	3,665,000	3,743,834
Republic of Slovenia 144A		5.50	10-26-2022	2,525,000	2,637,969
Slovak Republic 144A		4.38	5-21-2022	6,730,000	7,217,925
United Mexican States		3.50	1-21-2021	3,155,000	3,194,438
United Mexican States		5.55	1-21-2045	480,000	499,200
United Mexican States		5.75	10-12-2049	8,851,000	8,408,450
Total Yankee Government Bonds (Cost $62,276,631)					62,318,232

		Yield		Shares
Short-Term Investments : 4.26%
Investment Companies : 4.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		121,080,840	121,080,840

Total Short-Term Investments (Cost $121,080,840)					121,080,840

Total investments in securities (Cost $3,136,723,835)*	111.15%				3,158,567,563
Other assets and liabilities, net	(11.15)				(316,748,733)

Total net assets	100.00%				$2,841,818,830

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $3,143,326,377 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$41,029,518
Gross unrealized depreciation	(25,788,332)

Net unrealized appreciation	$15,241,186

Wells Fargo Advantage Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Portfolios Management, LLC (“Portfolios Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

	Quoted prices	Other significant observable inputs	Significant unobservable inputs
Investments in securities	(Level 1)	(Level 2)	(Level 3)	Total
Agency securities	$0	$943,980,326	$0	$943,980,326
Asset-backed securities	0	388,812,789	0	388,812,789
Corporate bonds and notes	0	493,703,134	0	493,703,134
Municipal obligations	0	29,624,121	0	29,624,121
Non-agency mortgage backed securities	0	212,681,190	0	212,681,190
U.S. Treasury securities	759,918,743	0	0	759,918,743
Yankee corporate bonds and notes	0	146,448,188	0	146,448,188
Yankee government bonds	0	62,318,232	0	62,318,232
Short-term investments
Investment companies	121,080,840	0	0	121,080,840

	$880,999,583	$2,277,567,980	$0	$3,158,567,563

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Inflation-Protected Bond Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 99.42%
TIPS	0.13%	4-15-2016	$2,228,033	$2,303,751
TIPS	0.13	4-15-2017	3,083,671	3,200,995
TIPS	0.13	4-15-2018	443,648	459,453
TIPS	0.13	1-15-2022	2,636,262	2,613,606
TIPS	0.13	7-15-2022	2,690,949	2,665,511
TIPS	0.13	1-15-2023	2,135,664	2,087,445
TIPS	0.38	7-15-2023	1,111,709	1,111,275
TIPS	0.50	4-15-2015	1,005,602	1,030,270
TIPS	0.63	7-15-2021	2,688,738	2,806,161
TIPS	0.63	1-15-2024	1,003,905	1,017,787
TIPS	0.63	2-15-2043	826,223	686,797
TIPS	0.75	2-15-2042	1,201,686	1,040,303
TIPS	1.13	1-15-2021	2,402,657	2,587,174
TIPS	1.25	7-15-2020	1,982,513	2,168,219
TIPS	1.38	7-15-2018	1,307,841	1,437,909
TIPS	1.38	1-15-2020	1,622,134	1,777,885
TIPS	1.38	2-15-2044	275,055	277,592
TIPS	1.63	1-15-2018	1,201,565	1,320,500
TIPS	1.75	1-15-2028	867,797	969,221
TIPS	1.88	7-15-2015	880,736	928,763
TIPS	1.88	7-15-2019	1,113,432	1,257,222
TIPS	2.00	1-15-2016	1,344,596	1,436,828
TIPS	2.00	1-15-2026	974,686	1,120,431
TIPS	2.13	1-15-2019	1,177,876	1,334,497
TIPS	2.13	2-15-2040	496,046	590,992
TIPS	2.13	2-15-2041	675,843	807,580
TIPS	2.38	1-15-2017	1,074,866	1,189,406
TIPS	2.38	1-15-2025	1,718,735	2,046,503
TIPS	2.38	1-15-2027	832,154	996,505
TIPS	2.50	7-15-2016	1,229,138	1,353,780
TIPS	2.50	1-15-2029	987,896	1,209,324
TIPS	2.63	7-15-2017	584,782	662,494
TIPS	3.38	4-15-2032	341,409	476,263
TIPS	3.63	4-15-2028	922,278	1,264,530
TIPS	3.88	4-15-2029	1,042,083	1,483,422
Total U.S. Treasury Securities (Cost $47,658,517)				49,720,394

		Yield		Shares
Short-Term Investments : 1.04%
Investment Companies : 1.02%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01		508,911	508,911

				Principal
U.S. Treasury Securities : 0.02%
U.S. Treasury Bill (z)#		0.04	3-20-2014	$10,000	10,000

Total Short-Term Investments (Cost $518,911)					518,911

Total investments in securities (Cost $48,177,428)*	100.46%				50,239,305
Other assets and liabilities, net	(0.46)				(228,040)

Total net assets	100.00%				$50,011,265

(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(z)	Zero coupon security. Rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Inflation-Protected Bond Portfolio

*	Cost for federal income tax purposes is $48,177,428 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,830,235
Gross unrealized depreciation	(768,358)

Net unrealized appreciation	$2,061,877

2

Wells Fargo Advantage Inflation-Protected Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
U.S. Treasury securities	$49,720,394	$0	$0	$49,720,394
Short-term investments
U.S Treasury securities	0	10,000	0	10,000
Investment companies	508,911	0	0	508,911

	$50.229,305	$10,000	$0	$50,239,305

As of February 28, 2014, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$(3,029	)*	$0	$0	$(3,029)

*	Amount represents the net unrealized loss.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of February 28, 2014, the Portfolio entered into futures contracts to speculate on interest rate and to help manage the duration of the Portfolio.

At February 28, 2014, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized gains (losses)
6-19-2014	JPMorgan	17 Long	10-year U.S. Treasury Notes	$2,117,031	$4,351
6-19-2014	JPMorgan	6 Short	U.S. Treasury Bonds	861,563	(7,380)

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 28.40%
FHLMC	3.50%	9-1-2032	$1,318,591	$1,350,299
FHLMC Series T-20 Class A6	7.99	9-25-2029	149,294	158,779
FHLMC Series T-58 Class 4A	7.50	9-25-2043	1,359,068	1,613,971
FNMA	2.57	9-1-2019	546,751	560,747
FNMA	2.57	9-1-2019	546,852	560,811
FNMA	2.78	10-1-2020	550,000	563,801
FNMA	3.00	12-1-2032	91,297	91,910
FNMA	3.31	6-1-2021	550,000	567,071
FNMA	3.50	9-1-2032	2,618,999	2,698,159
FNMA	3.50	10-1-2032	1,189,838	1,225,801
FNMA	3.50	11-1-2042	458,732	465,633
FNMA	3.50	11-1-2042	720,197	730,913
FNMA	3.50	2-1-2043	353,092	358,344
FNMA	5.00	9-1-2033	454,598	501,121
FNMA	5.50	2-1-2036	1,199,449	1,285,514
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	269,587	312,174
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	1,078,940	1,215,033
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,530,341	1,748,698
FNMA Series 2002-90 Class A2	6.50	11-25-2042	559,981	639,924
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,492,736	2,795,576
FNMA Series 2003-86 Class PT	4.50	9-25-2018	556,858	590,628
FNMA Series 2003-97 Class CA	5.00	10-25-2018	984,462	1,051,905
FNMA Series 2003-W4 Class 3A ±	6.62	10-25-2042	460,136	526,169
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	254,488	294,673
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,376,510	1,648,034
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	632,250	741,645
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	1,964,155	2,199,946
GNMA	6.50	10-15-2023	49,299	55,613
GNMA	6.50	11-15-2023	25,302	28,534
GNMA	6.50	11-15-2023	21,318	24,043
GNMA	6.50	12-15-2023	32,664	36,847
GNMA	6.50	1-15-2024	73,493	82,891
GNMA	7.00	8-15-2027	149,069	175,860
SBA Series 2006-20B Class 1	5.35	2-1-2026	1,002,376	1,100,302
SBA Series 2006-20H Class 1	5.70	8-1-2026	503,337	553,144
SBA Series 2007-20J Class 1	5.57	10-1-2027	1,089,151	1,205,127
SBA Series 2013-10B Class1	3.64	9-10-2023	1,000,000	1,043,830
SBA Series 2013-20A Class 1	2.13	1-1-2033	596,160	560,837
SBA Series 2014-20A Class 1	3.46	1-1-2034	500,000	509,465
Total Agency Securities (Cost $30,318,462)				31,873,772

Asset-Backed Securities : 1.65%
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	550,000	550,367
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	550,000	550,145
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	150,316	153,577
GSAMP Trust Series 2005-SEA1 Class A ±144A	0.50	1-25-2035	43,541	43,333
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	550,000	549,931
Total Asset-Backed Securities (Cost $1,843,597)				1,847,353

Corporate Bonds and Notes : 32.15%
Consumer Discretionary : 3.04%
Automobiles : 0.61%
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	264,200
General Motors Corporation 144A	4.88	10-2-2023	400,000	419,000
				683,200

Diversified Consumer Services : 1.94%
Dartmouth College	4.75	6-1-2019	440,000	496,614
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	696,987
Pepperdine University	5.45	8-1-2019	600,000	693,197

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Consumer Services (continued)
President and Fellows of Harvard College	3.53%	10-1-2031	$250,000	$229,446
Stewart Enterprises Incorporated	6.50	4-15-2019	60,000	63,180
				2,179,424

Media : 0.49%
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	411,266
Time Warner Incorporated	3.40	6-15-2022	140,000	139,348
				550,614

Consumer Staples : 3.31%
Beverages : 0.33%
PepsiCo Incorporated	3.60	3-1-2024	370,000	371,074

Food & Staples Retailing : 0.97%
CVS Caremark Corporation	4.00	12-5-2023	275,000	282,115
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	512,847
Wal-Mart Stores Incorporated	5.80	2-15-2018	250,000	291,335
				1,086,297

Food Products : 2.01%
Archer-Daniels-Midland Company	4.48	3-1-2021	400,000	434,298
Cargill Incorporated 144A	4.31	5-14-2021	419,000	448,439
General Mills Incorporated	3.15	12-15-2021	250,000	252,935
Kellogg Company	4.00	12-15-2020	500,000	530,758
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	301,816
McCormick & Company Incorporated	5.75	12-15-2017	250,000	288,917
				2,257,163

Energy : 1.91%
Energy Equipment & Services : 0.29%
Halliburton Company	3.25	11-15-2021	315,000	320,118

Oil, Gas & Consumable Fuels : 1.62%
Apache Corporation	3.25	4-15-2022	250,000	253,390
Chevron Corporation	2.36	12-5-2022	120,000	112,885
Chevron Corporation	3.19	6-24-2023	250,000	248,723
Devon Energy Corporation	1.88	5-15-2017	300,000	304,086
EQT Corporation	8.13	6-1-2019	400,000	491,261
Phillips 66	2.95	5-1-2017	390,000	410,376
				1,820,721

Financials : 12.79%
Banks : 5.02%
Bank of America Corporation	2.60	1-15-2019	155,000	156,911
Chase Capital VI ±	0.86	8-1-2028	1,000,000	825,000
Citigroup Incorporated	6.13	11-21-2017	435,000	503,152
CoreStates Capital Trust II ±144A	0.89	1-15-2027	750,000	622,500
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	782,369
National Capital Commerce Incorporated ±(i)	1.23	4-1-2027	400,000	324,000
National City Bank ±	0.61	6-7-2017	500,000	495,514
NTC Capital Trust Series A ±	0.76	1-15-2027	450,000	373,500
Regions Financial Corporation	5.75	6-15-2015	760,000	803,236
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	700,000	745,500
				5,631,682

2

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets : 0.99%
Charles Schwab Corporation	4.45%	7-22-2020	$100,000	$110,377
Charles Schwab Corporation	6.38	9-1-2017	250,000	288,089
Goldman Sachs Capital II ±	4.00	12-29-2049	115,000	87,975
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	228,478
Morgan Stanley	5.50	7-24-2020	350,000	398,534
				1,113,453

Consumer Finance : 0.13%
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	153,251

Diversified Financial Services : 2.60%
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	537,487
Deutsche Bank Capital Funding Trust VII ±144A«	5.63	1-29-2049	500,000	517,500
General Electric Capital Corporation ±	0.62	5-5-2026	450,000	411,289
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2015	1,500,000	1,450,950
				2,917,226

Insurance : 1.45%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	800,177
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	598,780
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	227,826
				1,626,783

REITs : 2.60%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	180,801
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,407
Boston Properties LP	3.70	11-15-2018	180,000	192,768
Boston Properties LP	5.88	10-15-2019	200,000	233,418
Duke Realty LP	3.88	10-15-2022	150,000	146,984
Duke Realty LP	6.75	3-15-2020	250,000	294,253
ERP Operation LP	4.63	12-15-2021	470,000	509,423
Liberty Property LP	6.63	10-1-2017	400,000	462,182
Potlatch Corporation	7.50	11-1-2019	160,000	186,000
Realty Income Corporation	4.65	8-1-2023	130,000	136,683
Simon Property Group LP	2.15	9-15-2017	250,000	256,590
UDR Incorporated	4.63	1-10-2022	260,000	276,426
				2,916,935

Health Care : 0.62%
Health Care Providers & Services : 0.29%
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	121,699
Roche Holdings Incorporated 144A	6.00	3-1-2019	172,000	203,525
				325,224

Pharmaceuticals : 0.33%
Novartis Capital Corporation	3.40	5-6-2024	370,000	371,126

Industrials : 3.08%
Aerospace & Defense : 0.65%
Lockheed Martin Corporation	4.25	11-15-2019	500,000	546,437
United Technologies Corporation	3.10	6-1-2022	180,000	180,585
				727,022

Air Freight & Logistics : 0.21%
FedEx Corporation	4.00	1-15-2024	225,000	229,503

3

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Machinery : 0.54%
Caterpillar Incorporated	1.50%	6-26-2017	$170,000	$171,506
Caterpillar Incorporated	3.90	5-27-2021	100,000	106,645
Deere & Company	2.60	6-8-2022	340,000	327,094
				605,245

Road & Rail : 1.35%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	96,686
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	254,772
Burlington Northern Santa Fe LLC	5.65	5-1-2017	200,000	226,637
Norfolk Southern Corporation	3.00	4-1-2022	500,000	489,970
Union Pacific Corporation	2.95	1-15-2023	250,000	240,433
Union Pacific Corporation	7.88	1-15-2019	171,000	210,701
				1,519,199

Transportation Infrastructure : 0.33%
Vessel Management Service	3.43	8-15-2036	382,000	374,447

Information Technology : 1.95%
Communications Equipment : 0.09%
Cisco Systems Incorporated %%	2.13	3-1-2019	100,000	100,876

Electronic Equipment, Instruments & Components : 0.27%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	300,625

IT Services : 1.10%
Fiserv Incorporated	3.13	10-1-2015	500,000	516,919
Fiserv Incorporated	4.75	6-15-2021	100,000	105,955
IBM Corporation	1.88	8-1-2022	680,000	610,080
				1,232,954

Software : 0.49%
Microsoft Corporation	3.63	12-15-2023	380,000	390,499
Oracle Corporation	2.38	1-15-2019	160,000	163,511
				554,010

Materials : 1.79%
Chemicals : 1.40%
Ecolab Incorporated	4.35	12-8-2021	330,000	353,890
Praxair Incorporated	4.05	3-15-2021	400,000	426,309
Valspar Corporation	5.10	8-1-2015	750,000	786,852
				1,567,051

Metals & Mining : 0.09%
International Steel Group	6.50	4-15-2014	100,000	100,533

Paper & Forest Products : 0.30%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	338,374

Telecommunication Services : 0.64%
Diversified Telecommunication Services : 0.64%
AT&T Incorporated	1.60	2-15-2017	330,000	333,560
Verizon Communications Incorporated	5.15	9-15-2023	350,000	383,521
				717,081

4

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 3.02%
Electric Utilities : 2.81%
Atlantic City Electric Company	7.75%	11-15-2018	$255,000	$317,138
Connecticut Light & Power	5.38	3-1-2017	250,000	274,695
Duke Energy Ohio Incorporated	3.80	9-1-2023	330,000	341,314
Duke Energy Progress Incorporated	3.00	9-15-2021	220,000	222,747
Entergy Texas Incorporated	7.13	2-1-2019	250,000	298,092
Great River Energy 144A	5.83	7-1-2017	535,657	579,525
Kentucky Utilities Company	3.25	11-1-2020	250,000	260,023
Monongahela Power Company 144A	4.10	4-15-2024	380,000	393,216
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	413,827
Wisconsin Electric Power Company	2.95	9-15-2021	50,000	50,320
				3,150,897

Multi-Utilities : 0.21%
Black Hills Corporation	4.25	11-30-2023	230,000	236,367

Total Corporate Bonds and Notes (Cost $34,617,719)				36,078,475

Municipal Obligations : 8.64%
Arizona : 0.82%
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO)	5.38	7-1-2019	800,000	922,096

California : 0.22%
California Build America Bonds (GO)	6.88	11-1-2026	200,000	250,576

Georgia : 0.51%
Cherokee County GA School System Build America Bonds (GO)	5.87	8-1-2028	500,000	571,640

Indiana : 0.28%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-2039	310,000	318,159

Kentucky : 0.22%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	245,000	251,059

Maryland : 0.25%
Baltimore County MD (GO)	3.57	8-1-2032	300,000	275,280

Massachusetts : 0.83%
Boston MA Series C Qualified School Construction Bonds (GO)	4.40	4-1-2026	400,000	429,704
Massachusetts Build America Bonds Series D (GO)	4.50	8-1-2031	500,000	505,415
				935,119

Minnesota : 0.23%
Minnetonka MN Independent School District #276 Series E (GO)	2.55	1-1-2024	290,000	262,244

Missouri : 0.45%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.08	8-27-2029	501,615	504,163

New Hampshire : 0.39%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	435,000	440,873

New Jersey : 1.07%
Hudson County NJ Improvement Authority Hudson County Lease Project (Lease Revenue, FSA Insured)	7.40	12-1-2025	1,030,000	1,200,486

5

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 0.33%
Duke University North Carolina Series A (Education Revenue)	5.85%	4-1-2037	$300,000	$370,161

Ohio : 0.23%
Ohio Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-2025	245,000	254,768

Oklahoma : 0.34%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue) %%	3.27	4-1-2023	375,000	378,038

Oregon : 0.31%
Oregon University Series D (GO)	2.03	8-1-2020	350,000	341,051

Texas : 0.77%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-2022	375,000	389,329
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	476,315
				865,644

Washington : 0.62%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03	12-1-2023	230,000	258,258
King County WA School District #210 Federal Way Build America Bonds (GO)	4.90	12-1-2022	400,000	439,900
				698,158

West Virginia : 0.46%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	513,305

Wisconsin : 0.31%
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue)	5.73	9-1-2037	335,000	342,203

Total Municipal Obligations (Cost $9,360,761)				9,695,023

Non-Agency Mortgage Backed Securities : 8.62%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	754,325
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.54	6-25-2034	828,094	851,476
Credit Suisse Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	877,698	905,914
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	551,929
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	208,246
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	205,215
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class ASB ±	5.87	4-15-2045	983,883	1,017,253
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	561,354
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-2034	1,269,073	1,296,055
Sequoia Mortgage Trust Series 10 Class 1A ±	0.95	10-20-2027	424,131	412,938
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.44	5-25-2047	2,356,790	1,407,004
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85	10-15-2041	1,475,000	1,507,614
Total Non-Agency Mortgage Backed Securities (Cost $10,516,393)				9,679,323

6

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 8.58%
TIPS	0.63%	2-15-2043	$1,267,213	$1,053,370
TIPS	0.75	2-15-2042	1,261,512	1,092,095
U.S. Treasury Bond	3.13	2-15-2043	764,000	699,060
U.S. Treasury Bond	3.88	8-15-2040	375,000	398,203
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,376,019
U.S. Treasury Bond	4.50	2-15-2036	2,051,000	2,403,516
U.S. Treasury Note	0.88	1-31-2018	575,000	569,789
U.S. Treasury Note	1.25	10-31-2018	1,045,000	1,037,571
Total U.S. Treasury Securities (Cost $9,560,983)				9,629,623

Yankee Corporate Bonds and Notes : 6.16%
Consumer Discretionary : 0.33%
Media : 0.33%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	373,006

Energy : 2.18%
Energy Equipment & Services : 0.73%
Ensco plc	4.70	3-15-2021	200,000	215,421
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	411,638
Weatherford International Limited	4.50	4-15-2022	190,000	198,248
				825,307

Oil, Gas & Consumable Fuels : 1.45%
BP Capital Markets plc	3.81	2-10-2024	110,000	111,263
BP Capital Markets plc	4.50	10-1-2020	350,000	385,044
Petroleos Mexicanos	2.29	2-15-2024	275,000	274,744
Petroleos Mexicanos	2.83	2-15-2024	575,000	589,599
Petroleos Mexicanos 144A	6.38	1-23-2045	250,000	265,476
				1,626,126

Financials : 1.97%
Banks : 0.65%
Barclays Bank plc	2.50	2-20-2019	400,000	404,289
RaboBank Nederland	4.50	1-11-2021	300,000	326,026
				730,315

Diversified Financial Services : 1.32%
Shell International Finance BV	3.40	8-12-2023	370,000	371,638
Siemens Financieringsmaatschappij NV 144A	5.75	10-17-2016	250,000	280,408
Total Capital International SA	2.88	2-17-2022	190,000	187,340
Total Capital International SA	3.70	1-15-2024	200,000	203,561
Tyco Electronics Group SA	3.50	2-3-2022	450,000	439,194
				1,482,141

Industrials : 0.45%
Aerospace & Defense : 0.45%
BAE Systems plc 144A	4.75	10-11-2021	470,000	505,491

Information Technology : 0.33%
Semiconductors & Semiconductor Equipment : 0.33%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	366,609

7

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Materials : 0.56%
Metals & Mining : 0.56%
Rio Tinto Finance (USA) Limited		3.75%	9-20-2021	$370,000	$381,664
Teck Resources Limited		3.00	3-1-2019	240,000	244,091
					625,755

Telecommunication Services : 0.34%
Wireless Telecommunication Services : 0.34%
Rogers Communications Incorporated		4.10	10-1-2023	370,000	379,576

Total Yankee Corporate Bonds and Notes (Cost $6,729,934)					6,914,326

Yankee Government Bonds : 0.43%
Hashemite Kingdom of Jordan		2.50	10-30-2020	475,000	477,686
Total Yankee Government Bonds (Cost $475,000)					477,686

		Yield		Shares
Short-Term Investments : 4.98%
Investment Companies : 4.98%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		5,380,927	5,380,927
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.09		213,000	213,000
Total Short-Term Investments (Cost $5,593,927)					5,593,927

Total investments in securities (Cost $109,016,776)*	99.61%				111,789,508
Other assets and liabilities, net	0.39				442,196

Total net assets	100.00%				$112,231,704

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
«	All or a portion of this security is on loan.
¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $109,016,776 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,327,393
Gross unrealized depreciation	(2,554,661)

Net unrealized appreciation	$2,772,732

8

Wells Fargo Advantage Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$31,873,772	$0	$31,873,772
Asset-backed securities	0	1,847,353	0	1,847,353
Corporate bonds and notes	0	36,078,475	0	36,078,475
Municipal obligations	0	9,695,023	0	9,695,023
Non-agency mortgage backed securities	0	8,272,319	1,407,004	9,679,323
U.S. Treasury securities	9,629,623	0	0	9,629,623
Yankee corporate bonds and notes	0	6,914,326	0	6,914,326
Yankee government bonds	0	477,686	0	477,686
Short-term investments
Investment companies	5,380,927	213,000	0	5,593,927

	$15,010,550	$95,371,954	$1,407,004	$111,789,508

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-agency mortgage backed securities
Balance as of May 31, 2013	$1,482,769
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	123,943
Purchases	0
Sales	(199,708)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 28, 2014	$1,407,004

Change in unrealized gains (losses) relating to securities still held at February 28, 2014	$40,065

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 40.03%
FHLMC	6.00%	7-1-2017	$48,470	$50,676
FHLMC	7.50	7-17-2017	46,347	48,468
FHLMC Series T-54 Class 4A ±	3.05	2-25-2043	556,029	584,215
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	655,025	758,446
FHLMC Series T-63 Class 1A1 ±	1.33	2-25-2045	480,872	492,112
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	486,188	565,686
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	768,435	864,699
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	798,453	948,208
FNMA ±	1.33	10-1-2034	324,777	331,272
FNMA ±	1.33	4-1-2044	233,216	237,861
FNMA ±	1.33	10-1-2044	298,223	304,284
FNMA ±	1.36	4-1-2037	282,036	294,522
FNMA ±	1.75	9-1-2033	200,158	207,352
FNMA ±	1.78	10-1-2033	541,082	565,355
FNMA ±	1.93	6-1-2033	395,295	423,157
FNMA ±	2.01	12-1-2033	315,113	334,852
FNMA ±	2.03	1-1-2036	224,069	237,820
FNMA ±	2.04	6-1-2033	292,857	309,633
FNMA ±	2.20	8-1-2035	368,638	388,680
FNMA ±	2.21	4-1-2034	434,207	458,049
FNMA ±	2.33	7-1-2035	237,354	252,552
FNMA ±	2.59	7-1-2017	15,650	15,865
FNMA	5.50	2-1-2017	104,492	111,639
FNMA	6.50	12-1-2015	5,775	5,826
FNMA Series 2003-W4 Class 3A ±	6.62	10-25-2042	384,469	439,643
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	283,915	330,977
FNMA Series 2007-88 Class HC ±	2.37	9-25-2037	332,070	343,312
Total Agency Securities (Cost $9,310,151)				9,905,161

Asset-Backed Securities : 15.31%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	115,000	115,148
Ally Auto Receivables Trust Series 2014-SN1 Class A3%%	0.75	2-21-2017	110,000	109,995
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	175,000	175,217
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	116,000	116,419
Capital Auto Receivables Asset Trust Series 2014-1 Class A1A	0.68	5-20-2016	110,000	110,153
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	110,000	110,010
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	100,000	100,026
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.76	9-15-2016	114,000	114,387
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	220,000	220,638
Ford Credit Auto Owner Trust Series 2013-A Class A3	0.55	7-15-2017	100,000	100,098
GE Equipment LLC Series 2013-1 Class A2	0.64	3-22-2016	110,000	110,078
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	115,000	115,086
GSAMP Trust Series 2005-SEA2 Class A1 ±144A	0.51	1-25-2045	327,039	317,694
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-2016	100,000	100,152
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	110,000	110,312
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	100,000	100,006
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.31	1-20-2036	544,504	533,501
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	100,000	100,167
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	125,000	126,051
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	130,000	131,061
Mercedes-Benz Auto Receivables Trust Series 2013-B Class A3	0.62	7-15-2016	115,000	115,079
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	100,000	99,988
Santander Drive Auto Receivables Trust Series 2013-5 Class A2A	0.64	4-17-2017	120,000	120,089
Santander Drive Auto Receivables Trust Series 2014-1 Class A2A	0.66	6-15-2017	110,000	110,068
Toyota Auto Receivables Owner Trust Series 2013-B Class A3	0.89	7-17-2017	125,000	125,719
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	100,000	100,506
World Omni Automobile Lease Trust Series 2013-A Class A2A	0.73	5-16-2016	100,000	100,243
Total Asset-Backed Securities (Cost $3,800,722)				3,787,891

1

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 23.25%
Consumer Discretionary : 1.29%
Automobiles : 0.61%
Daimler Finance North America LLC 144A	1.88%	9-15-2014	$150,000	$151,101

Diversified Consumer Services : 0.68%
Stanford University	4.25	5-1-2016	100,000	107,355
Yale University	2.90	10-15-2014	60,000	60,969
				168,324

Consumer Staples : 3.62%
Beverages : 1.04%
Anheuser-Busch Companies Incorporated	5.00	1-15-2015	80,000	83,138
Brown-Forman Corporation	2.50	1-15-2016	70,000	72,390
Coca-Cola Company	0.75	3-13-2015	100,000	100,458
				255,986

Food & Staples Retailing : 0.33%
CVS Caremark Corporation	3.25	5-18-2015	80,000	82,584

Food Products : 1.75%
General Mills Incorporated	5.20	3-17-2015	150,000	157,255
Ingredion Incorporated	3.20	11-1-2015	70,000	72,579
Kellogg Company	4.45	5-30-2016	94,000	101,106
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	101,333
				432,273

Household Products : 0.50%
Procter & Gamble Company	4.85	12-15-2015	115,000	123,797

Financials : 9.59%
Banks : 2.39%
Ally Bank	0.90	9-18-2015	74,000	74,151
Branch Banking & Trust Company ±	0.56	9-13-2016	250,000	248,570
HSBC USA Incorporated	2.38	2-13-2015	100,000	101,862
KeyBank NA	4.95	9-15-2015	157,000	166,499
				591,082

Capital Markets : 1.42%
Bank of New York Mellon Corporation	2.50	1-15-2016	115,000	118,970
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	97,215
Morgan Stanley	3.45	11-2-2015	92,000	95,866
State Street Corporation	2.88	3-7-2016	37,000	38,486
				350,537

Consumer Finance : 2.73%
American Express Credit Corporation	2.75	9-15-2015	77,000	79,560
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,414
BMW Bank of North America	1.00	7-18-2014	245,000	245,486
Discover Bank	0.85	9-25-2015	125,000	125,151
Sallie Mae Bank	0.85	10-30-2015	175,000	175,142
				675,753

2

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 1.64%
Bank of America Corporation	4.50%	4-1-2015	$80,000	$83,231
Citigroup Incorporated	4.59	12-15-2015	90,000	95,819
General Electric Capital Corporation ±	0.89	7-12-2016	50,000	50,481
JPMorgan Chase & Company	4.65	6-1-2014	175,000	176,625
				406,156

Insurance : 0.42%
Metropolitan Life Global Funding 144A	3.13	1-11-2016	100,000	104,579

REITs : 0.99%
AvalonBay Communities Incorporated	5.70	3-15-2017	80,000	90,097
ERP Operating LP	5.25	9-15-2014	150,000	153,669
				243,766

Health Care : 1.11%
Life Sciences Tools & Services : 0.74%
Thermo Fisher Scientific Incorporated	5.00	6-1-2015	175,000	184,239

Pharmaceuticals : 0.37%
AbbVie Incorporated	1.20	11-6-2015	90,000	90,909

Industrials : 2.22%
Aerospace & Defense : 0.76%
BAE Systems Holdings Incorporated 144A	4.95	6-1-2014	75,000	75,777
United Technologies Corporation	4.88	5-1-2015	108,000	113,435
				189,212

Industrial Conglomerates : 0.24%
General Electric Company	0.85	10-9-2015	60,000	60,370

Machinery : 0.43%
Caterpillar Incorporated	4.63	6-1-2015	100,000	105,265

Road & Rail : 0.79%
Norfolk Southern Corporation	5.75	1-15-2016	41,000	44,620
Union Pacific Corporation	5.38	5-1-2014	150,000	151,122
				195,742

Materials : 1.27%
Chemicals : 1.27%
Ecolab Incorporated	2.38	12-8-2014	65,000	65,993
Ecolab Incorporated	4.88	2-15-2015	125,000	129,781
Sherwin-Williams Company	3.13	12-15-2014	115,000	117,384
				313,158

Telecommunications : 0.41%
Verizon Communications Incorporated	5.55	2-15-2016	93,000	101,447
Utilities : 3.74%
Electric Utilities : 2.50%
PECO Energy Company	5.00	10-1-2014	160,000	164,101
Sierra Pacific Power Company	6.00	5-15-2016	90,000	100,345

3

Portfolio of investments — February 28, 2014 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Southern California Edison Company	4.15%	9-15-2014	$61,000	$62,232
Westar Energy Incorporated	6.00	7-1-2014	140,000	142,527
Wisconsin Electric Power Company	6.00	4-1-2014	150,000	150,588
				619,793

Gas Utilities : 1.24%
Atmos Energy Corporation	4.95	10-15-2014	125,000	128,313
MidAmerican Energy Company	4.65	10-1-2014	100,000	102,439
Questar Corporation	2.75	2-1-2016	74,000	76,176
				306,928

Total Corporate Bonds and Notes (Cost $5,733,003)				5,753,001

Municipal Obligations : 2.14%
Colorado : 0.42%
Colorado Build America Bonds Building Excellent Schools Series E (Miscellaneous Revenue)	3.73	3-15-2015	100,000	103,506

Illinois : 0.40%
Cook County Ill School District #135 Series A (GO, National Insured)	4.75	5-1-2014	100,000	100,346

Maine : 0.79%
Lewiston ME Series C (GO)	3.00	4-1-2015	190,000	195,713

Texas : 0.53%
Austin TX Independent School District Series B (GO)	0.44	8-1-2014	105,000	105,140
Brazos TX Higher Education Authority Incorporated Series 2005-1 (Education Revenue) ±	0.35	12-26-2018	25,070	25,044
				130,184

Total Municipal Obligations (Cost $527,105)				529,749

Non-Agency Mortgage Backed Securities : 5.32%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	121,426	125,994
CIT Equipment Series 2013-VT1 Class A2 144A	0.65	3-21-2016	116,000	116,047
CNH Equipment Trust Series 2012-C Class A3	0.57	12-15-2017	175,000	175,166
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	100,000	100,067
GE Equipment LLC Series 2012-1 Class A3	0.60	5-23-2016	150,000	150,014
GE Equipment LLC Series 2012-2 Class A2	0.47	4-24-2015	44,584	44,584
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	120,000	120,326
SLMA Series 2012-7 Class A1 ±	0.32	2-27-2017	83,387	83,324
SLMA Series 2014-1 Class A1 ±	0.48	5-28-2019	110,000	110,010
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	190,775	191,391
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A%%	0.82	4-16-2018	100,000	99,980
Total Non-Agency Mortgage Backed Securities (Cost $1,316,927)				1,316,903

Yankee Corporate Bonds and Notes : 2.82%
Consumer Staples : 0.45%
Beverages : 0.45%
SABMiller plc 144A	6.50	7-1-2016	100,000	112,269

4

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — February 28, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Energy : 1.31%
Oil, Gas & Consumable Fuels : 1.31%
BP Capital Markets plc		3.63%	5-8-2014	$45,000	$45,264
Schlumberger SA 144A		2.65	1-15-2016	100,000	103,597
Shell International Finance BV		4.00	3-21-2014	175,000	175,299
					324,160

Financials : 0.73%
Banks : 0.73%
BNP Paribas		3.60	2-23-2016	75,000	78,884
Royal Bank of Canada		0.80	10-30-2015	100,000	100,541
					179,425

Health Care : 0.33%
Health Care Equipment & Supplies : 0.33%
Covidien International Finance SA		1.35	5-29-2015	80,000	80,786

Total Yankee Corporate Bonds and Notes (Cost $694,744)					696,640

		Yield		Shares
Short-Term Investments : 11.59%
Investment Companies : 11.59%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		2,866,161	2,866,161

Total Short-Term Investments (Cost $2,866,161)					2,866,161

Total investments in securities (Cost $24,248,813)*	100.46%				24,855,506
Other assets and liabilities, net	(0.46)				(112,787)

Total net assets	100.00%				$24,742,719

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $24,249,493 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$631,046
Gross unrealized depreciation	(25,033)

Net unrealized appreciation	$606,013

5

Wells Fargo Advantage Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Portfolio may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$9,905,161	$0	$9,905,161
Asset-backed securities	0	3,787,891	0	3,787,891
Corporate bonds and notes	0	5,753,001	0	5,753,001
Municipal obligations	0	529,749	0	529,749
Non-agency mortgage backed securities	0	1,316,903	0	1,316,903
Yankee corporate bonds and notes	0	696,640	0	696,640
Short-term investments
Investment companies	2,866,161	0	0	2,866,161

	$2,866,161	$21,989,345	$0	$24,855,506

As of February 28, 2014, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$116	*	$0	$0	$116

*	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of February 28, 2014, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the Portfolio.

At February 28, 2014, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized gains
6-30-2014	JPMorgan	20 Short	5-Year U.S. Treasury Notes	$2,397,188	$116

As of February 28, 2014, the Portfolio had segregated $18,000 as cash collateral for open futures contracts.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: April 25, 2014

By:
/s/ Nancy Wiser

Nancy Wiser Treasurer

Date: April 25, 2014

By:
/s/ Jeremy DePalma

Jeremy DePalma Treasurer

Date: April 25, 2014